Schedule of Investments (unaudited)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$2,240	$2,169,528
3.65%, 11/01/24 (Call 08/01/24)	1,197	1,172,806
		3,342,334
Aerospace & Defense — 1.8%
Boeing Co. (The)
1.17%, 02/04/23(a)	597	596,879
1.43%, 02/04/24 (Call 02/13/23)	3,577	3,447,750
1.95%, 02/01/24	1,547	1,499,827
2.20%, 02/04/26 (Call 02/04/23)	7,147	6,606,007
2.70%, 02/01/27 (Call 12/01/26)	415	383,742
2.75%, 02/01/26 (Call 01/01/26)	2,300	2,164,796
3.10%, 05/01/26 (Call 03/01/26)	645	613,394
4.51%, 05/01/23 (Call 04/01/23)(a)	3,085	3,080,499
4.88%, 05/01/25 (Call 04/01/25)	4,863	4,861,903
5.04%, 05/01/27 (Call 03/01/27)	2,400	2,424,651
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	865	781,204
1.88%, 08/15/23 (Call 06/15/23)	902	887,019
2.13%, 08/15/26 (Call 05/15/26)(a)	315	292,882
2.38%, 11/15/24 (Call 09/15/24)	1,040	1,000,943
2.63%, 11/15/27 (Call 08/15/27)(a)	105	97,510
3.25%, 04/01/25 (Call 03/01/25)	1,138	1,108,937
3.38%, 05/15/23 (Call 04/15/23)	932	928,682
3.50%, 05/15/25 (Call 03/15/25)	1,158	1,133,991
3.50%, 04/01/27 (Call 02/01/27)	1,840	1,787,749
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	1,054	1,029,501
3.85%, 06/15/23 (Call 05/15/23)	1,380	1,373,462
3.85%, 12/15/26 (Call 09/15/26)	1,135	1,097,852
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	1,743	1,711,346
4.95%, 10/15/25 (Call 09/15/25)	795	806,448
5.10%, 11/15/27 (Call 10/15/27)	630	653,786
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	2,139	2,070,512
3.20%, 02/01/27 (Call 11/01/26)(a)	163	155,633
3.25%, 08/01/23(a)	1,233	1,226,940
3.25%, 01/15/28 (Call 10/15/27)	2,500	2,372,736
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	205	192,367
3.13%, 05/04/27 (Call 02/04/27)	415	394,587
3.20%, 03/15/24 (Call 01/15/24)	1,521	1,495,595
3.50%, 03/15/27 (Call 12/15/26)(a)	3,170	3,074,944
3.95%, 08/16/25 (Call 06/16/25)(a)	2,326	2,294,450
		53,648,524
Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,066	1,012,298
2.63%, 09/16/26 (Call 06/16/26)(a)	359	334,054
4.00%, 01/31/24(a)	455	450,258
4.40%, 02/14/26 (Call 12/14/25)(a)	1,810	1,801,622
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	1,680	1,583,467
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	1,485	1,438,750
3.22%, 08/15/24 (Call 06/15/24)	3,039	2,956,549
3.22%, 09/06/26 (Call 07/06/26)	1,243	1,168,086
Security	Par (000)	Value

Agriculture (continued)
3.56%, 08/15/27 (Call 05/15/27)	$4,520	$4,215,858
4.70%, 04/02/27 (Call 02/02/27)(a)	1,174	1,149,265

BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	2,069	1,865,449
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,232	1,135,396
3.25%, 08/15/26 (Call 05/15/26)	740	701,940
3.75%, 09/25/27 (Call 06/25/27)	100	96,249
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,308	1,166,008
1.13%, 05/01/23	784	776,989
1.50%, 05/01/25 (Call 04/01/25)	955	891,697
2.13%, 05/10/23 (Call 03/10/23)(a)	539	535,855
2.63%, 03/06/23	159	158,734
2.75%, 02/25/26 (Call 11/25/25)(a)	972	924,448
2.88%, 05/01/24 (Call 04/01/24)(a)	1,641	1,602,627
3.13%, 08/17/27 (Call 05/17/27)	20	18,965
3.25%, 11/10/24	1,192	1,161,883
3.38%, 08/11/25 (Call 05/11/25)	1,123	1,088,814
3.60%, 11/15/23(a)	370	366,921
5.00%, 11/17/25	1,130	1,144,878
5.13%, 11/15/24	1,070	1,077,458
5.13%, 11/17/27 (Call 10/17/27)	1,645	1,682,247
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	3,169	3,109,549
4.85%, 09/15/23(a)	909	910,253
		36,526,567
Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,875	1,890,773
5.25%, 05/04/25 (Call 04/04/25)	2,285	2,296,069
		4,186,842
Apparel — 0.3%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	391	388,990
2.38%, 11/01/26 (Call 08/01/26)	1,145	1,075,058
2.40%, 03/27/25 (Call 02/27/25)(a)	1,728	1,671,118
2.75%, 03/27/27 (Call 01/27/27)(a)	2,532	2,406,295
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	1,562	1,481,372
2.80%, 04/23/27 (Call 02/23/27)	620	576,212
		7,599,045
Auto Manufacturers — 3.4%
American Honda Finance Corp.
0.55%, 07/12/24	1,484	1,397,969
0.65%, 09/08/23(a)	342	333,299
0.75%, 08/09/24(a)	930	876,580
0.88%, 07/07/23	789	775,826
1.00%, 09/10/25(a)	1,283	1,169,583
1.20%, 07/08/25	989	911,567
1.30%, 09/09/26	852	763,556
1.50%, 01/13/25(a)	1,330	1,250,758
1.95%, 05/10/23(a)	811	804,182
2.15%, 09/10/24	1,187	1,140,768
2.30%, 09/09/26	250	231,746
2.35%, 01/08/27	660	611,906
2.40%, 06/27/24	983	951,887
2.90%, 02/16/24	980	961,259
3.45%, 07/14/23	764	758,624
3.55%, 01/12/24	298	294,316

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.63%, 10/10/23(a)	$1,195	$1,185,344
4.70%, 01/12/28	330	333,236
4.75%, 01/12/26	200	201,582
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,034	938,888
3.65%, 10/01/23 (Call 07/01/23)(a)	443	440,636
General Motors Co.
4.00%, 04/01/25(a)	499	486,796
4.20%, 10/01/27 (Call 07/01/27)(a)	150	145,086
4.88%, 10/02/23	1,461	1,459,082
6.13%, 10/01/25 (Call 09/01/25)	2,693	2,760,142
6.80%, 10/01/27 (Call 08/01/27)	1,310	1,395,303
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,025	980,311
1.20%, 10/15/24	1,200	1,121,750
1.25%, 01/08/26 (Call 12/08/25)	2,086	1,869,572
1.50%, 06/10/26 (Call 05/10/26)	1,965	1,745,218
1.70%, 08/18/23	1,830	1,796,601
2.35%, 02/26/27 (Call 01/26/27)(a)	2,080	1,872,424
2.70%, 08/20/27 (Call 06/20/27)	1,165	1,045,287
2.75%, 06/20/25 (Call 05/20/25)	1,783	1,682,779
2.90%, 02/26/25 (Call 01/26/25)	1,735	1,657,226
3.50%, 11/07/24 (Call 09/07/24)	996	966,446
3.70%, 05/09/23 (Call 03/09/23)	1,680	1,674,130
3.80%, 04/07/25(a)	1,290	1,253,787
3.95%, 04/13/24 (Call 02/13/24)	1,861	1,836,218
4.00%, 01/15/25 (Call 10/15/24)	1,484	1,450,851
4.00%, 10/06/26 (Call 07/06/26)	535	516,015
4.15%, 06/19/23 (Call 05/19/23)(a)	1,425	1,419,266
4.25%, 05/15/23	1,009	1,007,266
4.30%, 07/13/25 (Call 04/13/25)(a)	1,115	1,092,991
4.35%, 04/09/25 (Call 02/09/25)	1,488	1,459,166
4.35%, 01/17/27 (Call 10/17/26)	1,195	1,160,646
5.00%, 04/09/27 (Call 03/09/27)(a)	1,480	1,462,950
5.10%, 01/17/24 (Call 12/17/23)(a)	1,151	1,149,674
5.25%, 03/01/26 (Call 12/01/25)	1,760	1,764,416
6.00%, 01/09/28 (Call 12/09/27)	820	843,587
6.05%, 10/10/25	1,655	1,686,086
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,515	1,442,295
2.53%, 03/10/27 (Call 02/10/27)(a)	980	914,874
Stellantis NV, 5.25%, 04/15/23	1,442	1,441,538
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	1,435	1,370,661
1.34%, 03/25/26 (Call 02/25/26)(a)	1,316	1,196,449
2.36%, 07/02/24	730	706,848
3.42%, 07/20/23(a)	942	935,301
Toyota Motor Credit Corp.
0.40%, 04/06/23	693	687,714
0.45%, 01/11/24(a)	1,070	1,027,376
0.50%, 08/14/23	1,386	1,354,710
0.50%, 06/18/24	1,565	1,477,848
0.63%, 09/13/24	1,045	981,708
0.80%, 10/16/25	1,309	1,185,452
0.80%, 01/09/26	804	726,684
1.13%, 06/18/26	1,460	1,308,945
1.35%, 08/25/23(a)	1,196	1,174,268
1.45%, 01/13/25(a)	1,445	1,359,480
1.80%, 02/13/25	1,521	1,439,249
1.90%, 01/13/27(a)	913	832,507
Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 10/07/24	$656	$629,427
2.25%, 10/18/23(a)	688	675,281
2.50%, 03/22/24	300	291,842
2.90%, 03/30/23(a)	826	824,032
2.90%, 04/17/24	807	790,556
3.00%, 04/01/25	1,552	1,500,223
3.05%, 03/22/27	955	908,492
3.05%, 01/11/28	70	65,917
3.20%, 01/11/27	2,735	2,622,311
3.35%, 01/08/24	751	740,555
3.40%, 04/14/25	449	437,938
3.45%, 09/20/23(a)	693	686,600
3.65%, 08/18/25	2,125	2,079,427
3.95%, 06/30/25	870	858,354
4.40%, 09/20/24	1,135	1,129,797
4.55%, 09/20/27	2,675	2,700,688
4.63%, 01/12/28	570	575,876
4.80%, 01/10/25	590	592,070
5.40%, 11/10/25	785	803,415
5.45%, 11/10/27	250	260,773
		97,832,065
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	1,405	1,340,879
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	1,245	1,146,134
3.38%, 03/15/25 (Call 12/15/24)	1,150	1,116,205
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	525	500,206
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,268	1,245,021
4.15%, 10/01/25 (Call 07/01/25)	1,398	1,373,590
		6,722,035
Banks — 34.6%
Australia & New Zealand Banking Group Ltd./New York
NY, 3.70%, 11/16/25(a)	1,273	1,240,836
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,355	1,320,354
1.13%, 09/18/25	1,575	1,428,020
5.86%, 09/14/26 (Call 09/14/25)(b)	400	401,922
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(b)	2,210	2,165,584
1.72%, 09/14/27 (Call 09/14/26)(b)	725	634,754
1.85%, 03/25/26	2,165	1,952,519
2.71%, 06/27/24	2,206	2,136,910
2.75%, 05/28/25	1,518	1,435,113
3.13%, 02/23/23	1,145	1,143,992
3.50%, 03/24/25	1,635	1,584,148
3.85%, 04/12/23	1,495	1,491,863
3.89%, 05/24/24	2,185	2,155,130
4.18%, 03/24/28 (Call 03/24/27)(b)	500	476,359
4.25%, 04/11/27	900	876,508
5.15%, 08/18/25	675	674,666
5.29%, 08/18/27	2,400	2,410,434
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (1 day SOFR + 0.410%)(b)	2,070	2,033,597
0.81%, 10/24/24 (Call 10/24/23), (1 day SOFR + 0.740%)(a)(b)	2,305	2,230,505
0.98%, 04/22/25 (Call 04/22/24), (1 day SOFR + 0.690%)(b)	2,601	2,463,464

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.98%, 09/25/25 (Call 09/25/24), (1 day SOFR + 0.910%)(b)	$1,895	$1,765,751
1.20%, 10/24/26 (Call 10/24/25), (1 day SOFR + 1.010%)(b)	2,980	2,691,002
1.32%, 06/19/26 (Call 06/19/25), (1 day SOFR + 1.150%)(b)	3,243	2,970,737
1.49%, 05/19/24 (Call 05/19/23), (1 day SOFR + 1.460%)(a)(b)	830	821,431
1.53%, 12/06/25 (Call 12/06/24), (1 day SOFR + 0.650%)(b)	1,735	1,620,837
1.73%, 07/22/27 (Call 07/22/26), (1 day SOFR + 0.960%)(b)	6,495	5,825,554
1.84%, 02/04/25 (Call 02/04/24), (1 day SOFR + 0.670%)(b)	1,710	1,650,284
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	2,085	1,956,567
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	2,367	2,264,730
2.55%, 02/04/28 (Call 02/04/27), (1 day SOFR + 1.050%)(b)	1,900	1,735,307
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	1,792	1,733,984
3.25%, 10/21/27 (Call 10/21/26)	350	334,012
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(b)	1,970	1,902,954
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(b)	2,110	2,040,944
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	1,905	1,868,663
3.50%, 04/19/26	2,632	2,555,868
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(b)	2,991	2,986,253
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	1,400	1,337,688
3.84%, 04/25/25 (Call 04/27/24), (1 day SOFR + 1.110%)(b)	2,055	2,017,756
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(b)	2,934	2,916,164
3.88%, 08/01/25	1,732	1,706,433
4.00%, 04/01/24	1,916	1,896,053
4.00%, 01/22/25	2,250	2,211,430
4.10%, 07/24/23	1,883	1,878,095
4.13%, 01/22/24	3,231	3,208,382
4.20%, 08/26/24	3,080	3,036,080
4.25%, 10/22/26	3,955	3,882,484
4.38%, 04/27/28 (Call 04/27/27), (1 day SOFR + 1.580%)(b)	2,190	2,142,845
4.45%, 03/03/26	1,936	1,917,821
4.83%, 07/22/26 (Call 07/22/25)(b)	2,385	2,376,520
5.08%, 01/20/27	1,350	1,354,260
Series L, 3.95%, 04/21/25	2,550	2,507,353
Series L, 4.18%, 11/25/27 (Call 11/25/26)	3,225	3,168,443
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1 day SOFR + 0.910%)(b)	2,950	2,663,943
Bank of Montreal
0.40%, 09/15/23	1,592	1,548,561
0.45%, 12/08/23(a)	952	917,216
0.63%, 07/09/24	2,190	2,060,961
0.95%, 01/22/27 (Call 01/22/26), (1 day SOFR + 0.603%)(b)	1,250	1,116,354
Security	Par (000)	Value

Banks (continued)
1.25%, 09/15/26	$1,822	$1,613,792
1.50%, 01/10/25	1,785	1,676,793
1.85%, 05/01/25(a)	1,895	1,781,824
2.15%, 03/08/24	1,910	1,855,533
2.50%, 06/28/24(a)	2,000	1,935,698
2.65%, 03/08/27(a)	2,460	2,289,393
3.70%, 06/07/25	1,610	1,571,732
5.20%, 12/12/24	1,050	1,056,946
5.20%, 02/01/28	700	714,193
Series E, 3.30%, 02/05/24	2,557	2,516,744
Series H, 4.25%, 09/14/24	195	193,040
Series H, 4.70%, 09/14/27 (Call 08/14/27)	215	215,598
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	760	734,695
0.50%, 04/26/24 (Call 03/26/24)	763	724,927
0.75%, 01/28/26 (Call 12/28/25)	924	832,481
1.05%, 10/15/26 (Call 09/15/26)(a)	1,590	1,407,188
1.60%, 04/24/25 (Call 03/24/25)	1,042	975,672
2.05%, 01/26/27 (Call 12/26/26)	1,110	1,019,659
2.10%, 10/24/24	1,660	1,593,670
2.20%, 08/16/23 (Call 06/16/23)	1,268	1,249,424
2.45%, 08/17/26 (Call 05/17/26)	1,020	953,382
2.80%, 05/04/26 (Call 02/04/26)	1,005	955,707
3.25%, 09/11/24 (Call 08/11/24)(a)	780	763,506
3.25%, 05/16/27 (Call 02/16/27)	820	788,011
3.35%, 04/25/25 (Call 03/25/25)(a)	975	950,597
3.40%, 05/15/24 (Call 04/15/24)	543	534,613
3.45%, 08/11/23(a)	861	854,345
3.50%, 04/28/23	841	838,496
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	1,068	1,053,878
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,097	1,065,330
Series J, 0.85%, 10/25/24 (Call 09/25/24)	885	831,192
Bank of Nova Scotia (The)
0.40%, 09/15/23	855	831,489
0.55%, 09/15/23(a)	862	840,122
0.65%, 07/31/24	1,655	1,554,814
0.70%, 04/15/24	1,785	1,698,424
1.05%, 03/02/26	1,597	1,426,782
1.30%, 06/11/25(a)	1,282	1,184,866
1.30%, 09/15/26	1,440	1,275,373
1.35%, 06/24/26	2,875	2,573,491
1.45%, 01/10/25	1,145	1,075,370
1.63%, 05/01/23	651	645,948
1.95%, 02/01/23	107	107,000
1.95%, 02/02/27	1,245	1,130,066
2.20%, 02/03/25	1,580	1,502,297
2.44%, 03/11/24	1,465	1,426,569
2.70%, 08/03/26	225	210,729
2.95%, 03/11/27	1,255	1,172,984
3.40%, 02/11/24	1,946	1,918,139
3.45%, 04/11/25	1,490	1,446,956
4.50%, 12/16/25	1,781	1,757,391
4.75%, 02/02/26	590	589,487
Barclays Bank PLC, 3.75%, 05/15/24(a)	1,115	1,100,345
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(b)	2,100	2,020,882
2.28%, 11/24/27 (Call 11/24/26)(b)	1,885	1,685,209
2.85%, 05/07/26 (Call 05/07/25),
(1 day SOFR + 2.714%)(b)	2,217	2,104,527
3.65%, 03/16/25	2,506	2,435,714

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	$2,647	$2,593,649
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(b)	1,193	1,189,534
4.34%, 01/10/28 (Call 01/10/27)	1,500	1,447,563
4.38%, 09/11/24	1,729	1,709,006
4.38%, 01/12/26	3,226	3,165,790
5.20%, 05/12/26	1,822	1,812,510
5.30%, 08/09/26 (Call 08/09/25)(b)	1,245	1,249,330
7.33%, 11/02/26 (Call 11/02/25)(b)	1,600	1,680,653
BNP Paribas SA
3.25%, 03/03/23	951	950,131
4.25%, 10/15/24	1,338	1,317,326
BPCE SA
3.38%, 12/02/26(a)	600	572,118
4.00%, 04/15/24	1,114	1,102,213
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	1,396	1,372,334
0.50%, 12/14/23(a)	819	791,453
0.95%, 06/23/23	1,379	1,357,311
0.95%, 10/23/25(a)	923	837,929
1.00%, 10/18/24	990	929,573
1.25%, 06/22/26	1,567	1,399,205
2.25%, 01/28/25	1,608	1,531,145
3.10%, 04/02/24(a)	1,333	1,307,634
3.30%, 04/07/25	1,325	1,284,344
3.45%, 04/07/27	750	718,094
3.50%, 09/13/23(a)	1,194	1,185,425
3.95%, 08/04/25	855	841,343
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	2,020	1,998,079
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (1 day SOFR + 0.686%)(a)(b)	2,786	2,693,296
0.98%, 05/01/25 (Call 05/01/24), (1 day SOFR + 0.669%)(b)	2,405	2,276,023
1.12%, 01/28/27 (Call 01/28/26), (1 day SOFR + 0.765%)(b)	3,349	2,982,750
1.28%, 11/03/25 (Call 11/03/24), (1 day SOFR + 0.528%)(b)	1,505	1,405,738
1.46%, 06/09/27 (Call 06/09/26), (1 day SOFR + 0.770%)(b)	3,680	3,269,584
1.68%, 05/15/24 (Call 05/15/23), (1 day SOFR + 1.667%)(b)	2,433	2,408,785
2.01%, 01/25/26 (Call 01/25/25), (1 day SOFR + 0.694%)(b)	2,890	2,714,924
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(b)	4,493	4,307,601
3.20%, 10/21/26 (Call 07/21/26)(a)	3,720	3,502,692
3.29%, 03/17/26 (Call 03/17/25), (1 day SOFR + 1.528%)(b)	1,765	1,699,374
3.30%, 04/27/25(a)	1,696	1,643,837
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	3,613	3,533,917
3.40%, 05/01/26	2,585	2,487,960
3.50%, 05/15/23	1,414	1,409,485
3.70%, 01/12/26	2,787	2,719,389
3.75%, 06/16/24	1,416	1,397,528
3.88%, 10/25/23(a)	783	778,234
3.88%, 03/26/25	1,553	1,524,467
Security	Par (000)	Value

Banks (continued)
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	$2,075	$1,994,873
4.00%, 08/05/24(a)	2,095	2,075,557
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)(b)	1,375	1,369,824
4.14%, 05/24/25 (Call 05/24/24), (1 day SOFR + 1.372%)(a)(b)	1,735	1,714,081
4.30%, 11/20/26	1,595	1,565,086
4.40%, 06/10/25	3,127	3,102,080
4.45%, 09/29/27	5,539	5,437,046
4.60%, 03/09/26	2,360	2,345,201
5.50%, 09/13/25	1,946	1,974,433
5.61%, 09/29/26 (Call 09/29/25)(a)(b)	2,040	2,070,805
Citizens Bank NA/Providence RI
2.25%, 04/28/25 (Call 03/28/25)	442	415,623
3.70%, 03/29/23 (Call 02/28/23)	550	549,390
3.75%, 02/18/26 (Call 11/18/25)	480	464,776
4.12%, 05/23/25 (Call 05/23/24)(b)	810	798,300
6.06%, 10/24/25 (Call 10/24/24)(b)	785	798,681
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/25/26)	378	354,886
Comerica Bank, 2.50%, 07/23/24	753	726,697
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)(a)	1,126	1,118,246
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	1,861	1,778,598
4.38%, 08/04/25	1,909	1,871,535
4.63%, 12/01/23(a)	25	24,879
Cooperatieve Rabobank UA/NY
0.38%, 01/12/24	330	316,296
1.38%, 01/10/25	1,175	1,104,764
3.38%, 05/21/25	1,690	1,650,638
3.88%, 08/22/24	350	346,215
Credit Suisse AG
7.50%, 02/15/28	890	933,934
7.95%, 01/09/25	890	910,453
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,280	1,206,047
0.52%, 08/09/23	1,290	1,248,846
1.00%, 05/05/23	2,141	2,118,311
1.25%, 08/07/26	1,990	1,669,476
2.95%, 04/09/25	1,586	1,463,879
3.63%, 09/09/24	3,738	3,563,471
3.70%, 02/21/25	2,750	2,586,396
4.75%, 08/09/24	1,125	1,091,187
5.00%, 07/09/27	1,210	1,153,276
Credit Suisse Group AG
3.75%, 03/26/25	3,039	2,850,582
3.80%, 06/09/23	1,809	1,788,776
4.55%, 04/17/26	2,335	2,167,316
Deutsche Bank AG
4.50%, 04/01/25(a)	1,135	1,100,009
6.12%, 07/14/26 (Call 07/14/25)(b)	1,660	1,680,711
Deutsche Bank AG/London, 3.70%, 05/30/24	1,245	1,235,653
Deutsche Bank AG/New York NY 0.90%, 05/28/24	1,595	1,510,310
1.45%, 04/01/25 (Call 04/01/24), (1 day SOFR + 1.131%)(b)	1,210	1,144,020
1.69%, 03/19/26	995	908,580
2.13%, 11/24/26 (Call 11/24/25), (1 day SOFR + 1.870%)(b)	1,910	1,724,141

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.22%, 09/18/24 (Call 09/18/23), (1 day SOFR + 2.159%)(b)	$2,268	$2,220,138
2.31%, 11/16/27 (Call 11/16/26), (1 day SOFR + 1.219%)(b)	2,100	1,862,311
2.55%, 01/07/28 (Call 01/07/27), (1 day SOFR + 1.318%)(b)	1,945	1,736,604
3.70%, 05/30/24	1,044	1,020,931
3.95%, 02/27/23(a)	1,274	1,271,738
3.96%, 11/26/25 (Call 11/26/24), (1 day SOFR + 2.581%)(b)	1,991	1,929,426
4.16%, 05/13/25(a)	250	246,865
Series E, 0.96%, 11/08/23	1,265	1,225,861
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	1,578	1,510,430
3.35%, 02/06/23	340	339,945
3.45%, 07/27/26 (Call 04/27/26)	1,255	1,188,772
4.20%, 08/08/23(a)	1,148	1,142,605
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	470	466,185
1.71%, 11/01/27 (Call 11/01/26), (1 day SOFR + 0.685%)(b)	340	307,306
2.38%, 01/28/25 (Call 12/29/24)	1,459	1,392,262
2.55%, 05/05/27 (Call 04/05/27)	310	286,057
3.65%, 01/25/24 (Call 12/25/23)	2,044	2,019,078
4.30%, 01/16/24 (Call 12/16/23)	508	505,700
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	1,250	1,147,121
3.85%, 03/15/26 (Call 02/15/26)	490	472,050
3.95%, 07/28/25 (Call 06/28/25)	1,150	1,136,506
5.85%, 10/27/25 (Call 10/27/24)(a)(b)	1,885	1,913,328
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23	675	672,221
0.66%, 09/10/24 (Call 09/10/23), (1 day SOFR + 0.505%)(b)	2,155	2,090,344
0.67%, 03/08/24 (Call 03/08/23), (1 day SOFR + 0.572%)(b)	3,037	3,015,556
0.86%, 02/12/26 (Call 02/12/25), (1 day SOFR + 0.609%)(b)	1,725	1,579,926
0.93%, 10/21/24 (Call 10/21/23), (1 day SOFR + 0.486%)(b)	2,725	2,636,075
1.09%, 12/09/26 (Call 12/09/25), (1 day SOFR + 0.789%)(b)	995	889,350
1.22%, 12/06/23 (Call 02/06/23)	560	542,792
1.43%, 03/09/27 (Call 03/09/26), (1 day SOFR + 0.798%)(b)	2,390	2,139,021
1.54%, 09/10/27 (Call 09/10/26), (1 day SOFR + 0.818%)(b)	3,630	3,203,843
1.76%, 01/24/25 (Call 01/24/24), (1 day SOFR + 0.730%)(b)	2,805	2,699,561
1.95%, 10/21/27 (Call 10/21/26), (1 day SOFR + 0.913%)(b)	6,015	5,382,607
2.64%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.114%)(b)	1,215	1,113,751
3.00%, 03/15/24	1,960	1,920,438
3.20%, 02/23/23 (Call 02/16/23)	1,042	1,041,102
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	4,036	3,910,337
3.50%, 01/23/25 (Call 10/23/24)	3,265	3,179,509
3.50%, 04/01/25 (Call 03/01/25)	4,833	4,690,841
3.50%, 11/16/26 (Call 11/16/25)	2,590	2,479,282
Security	Par (000)	Value

Banks (continued)
3.62%, 03/15/28 (Call 03/15/27), (1 day SOFR + 1.846%)(b)	$840	$799,867
3.63%, 02/20/24 (Call 01/20/24)	2,289	2,259,676
3.75%, 05/22/25 (Call 02/22/25)	2,931	2,865,666
3.75%, 02/25/26 (Call 11/25/25)(a)	2,112	2,063,092
3.85%, 07/08/24 (Call 04/08/24)	2,071	2,041,969
3.85%, 01/26/27 (Call 01/26/26)	5,210	5,038,738
4.00%, 03/03/24	4,653	4,607,517
4.25%, 10/21/25	2,856	2,811,014
4.39%, 06/15/27 (Call 06/15/26)(b)	1,315	1,288,628
5.70%, 11/01/24	1,020	1,034,759
5.95%, 01/15/27	830	863,891
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1 day SOFR + 0.708%)(b)	3,447	3,237,078
1.16%, 11/22/24 (Call 11/22/23), (1 day SOFR + 0.580%)(a)(b)	1,375	1,326,613
1.59%, 05/24/27 (Call 05/24/26), (1 day SOFR + 1.290%)(b)	2,345	2,079,456
1.65%, 04/18/26 (Call 04/18/25), (1 day SOFR + 1.538%)(b)	2,866	2,642,786
2.10%, 06/04/26 (Call 06/04/25), (1 day SOFR + 1.929%)(b)	2,620	2,430,533
2.25%, 11/22/27 (Call 11/22/26), (1 day SOFR + 1.100%)(b)	3,375	3,025,970
2.63%, 11/07/25 (Call 11/07/24), (1 day SOFR + 1.401%)(b)	2,485	2,370,573
3.00%, 03/10/26 (Call 03/10/25), (1 day SOFR + 1.430%)(b)	250	238,222
3.60%, 05/25/23	2,345	2,339,780
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	3,857	3,787,521
3.90%, 05/25/26	3,245	3,132,859
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	2,342	2,331,414
4.18%, 12/09/25 (Call 12/09/24)(a)(b)	1,345	1,323,318
4.25%, 03/14/24	2,954	2,927,843
4.25%, 08/18/25	1,637	1,604,840
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(b)	1,010	983,649
4.30%, 03/08/26	3,823	3,743,880
4.38%, 11/23/26	995	976,853
7.34%, 11/03/26 (Call 11/03/25)(a)(b)	2,325	2,459,225
7.39%, 11/03/28 (Call 11/03/27)(b)	1,125	1,226,126
HSBC USA Inc.
3.50%, 06/23/24	1,339	1,313,672
3.75%, 05/24/24	1,880	1,857,145
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,037	1,002,957
4.00%, 05/15/25 (Call 04/15/25)	735	721,436
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	835	827,394
4.01%, 05/16/25 (Call 05/16/24)(a)(b)	680	669,374
5.70%, 11/18/25 (Call 11/18/24)(b)	1,250	1,263,765
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1 day SOFR + 1.005%)(b)	1,375	1,235,449
3.55%, 04/09/24	1,072	1,053,677
3.87%, 03/28/26 (Call 03/28/25), (1 day SOFR + 1.640%)(b)	1,135	1,101,735

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 03/29/27	$1,625	$1,572,832
4.10%, 10/02/23	1,737	1,727,597
Intesa Sanpaolo SpA, 5.25%, 01/12/24	672	670,758
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (1 day SOFR + 0.420%)(b)	910	865,191
0.65%, 09/16/24 (Call 09/16/23), (3 mo. SOFR + 0.600%)(a)(b)	805	782,076
0.70%, 03/16/24 (Call 03/16/23), (1 day SOFR + 0.580%)(b)	2,114	2,101,651
0.77%, 08/09/25 (Call 08/09/24), (1 day SOFR + 0.490%)(b)	2,030	1,894,742
0.82%, 06/01/25 (Call 06/01/24), (1 day SOFR + 0.540%)(b)	2,395	2,254,635
0.97%, 06/23/25 (Call 06/23/24), (3 mo. SOFR + 0.580%)(b)	2,915	2,742,564
1.04%, 02/04/27 (Call 02/04/26), (3 mo. SOFR + 0.695%)(b)	1,080	961,819
1.05%, 11/19/26 (Call 11/19/25), (1 day SOFR + 0.800%)(a)(b)	1,535	1,376,415
1.47%, 09/22/27 (Call 09/22/26), (1 day SOFR + 0.765%)(b)	3,125	2,770,036
1.51%, 06/01/24 (Call 06/01/23), (1 day SOFR + 1.455%)(b)	830	820,097
1.56%, 12/10/25 (Call 12/10/24), (1 day SOFR + 0.605%)(b)	3,205	3,002,905
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(b)	3,800	3,412,118
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(b)	2,582	2,427,100
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(b)	3,712	3,483,897
2.30%, 10/15/25 (Call 10/15/24), (1 day SOFR + 1.160%)(b)	1,902	1,810,377
2.60%, 02/24/26 (Call 02/24/25), (1 day SOFR + 0.915%)(b)	1,685	1,604,511
2.70%, 05/18/23 (Call 03/18/23)(a)	1,668	1,657,338
2.95%, 10/01/26 (Call 07/01/26)(a)	3,710	3,531,633
2.95%, 02/24/28 (Call 02/24/27), (1 day SOFR + 1.170%)(b)	2,495	2,314,029
3.13%, 01/23/25 (Call 10/23/24)(a)	2,914	2,840,665
3.20%, 06/15/26 (Call 03/15/26)	1,995	1,912,519
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	2,536	2,480,837
3.30%, 04/01/26 (Call 01/01/26)	3,260	3,141,424
3.38%, 05/01/23(a)	1,663	1,657,281
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	551	548,964
3.63%, 05/13/24(a)	2,374	2,350,495
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)(b)	2,674	2,656,469
3.85%, 06/14/25 (Call 06/14/24)(b)	1,435	1,411,324
3.88%, 02/01/24	1,497	1,483,546
3.88%, 09/10/24	3,714	3,656,001
3.90%, 07/15/25 (Call 04/15/25)	3,640	3,591,955
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	1,205	1,176,619
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)(b)	2,965	2,935,606
Security	Par (000)	Value

Banks (continued)
4.08%, 04/26/26 (Call 04/26/25), (1 day SOFR + 1.320%)(b)	$1,642	$1,612,561
4.13%, 12/15/26	760	749,930
4.25%, 10/01/27	175	173,167
4.32%, 04/26/28 (Call 04/26/27), (1 day SOFR + 1.560%)(b)	2,765	2,705,698
4.85%, 07/25/28 (Call 07/25/27)(b)	2,725	2,724,869
5.55%, 12/15/25 (Call 12/15/24)(b)	3,000	3,024,213
7.63%, 10/15/26	260	286,864
8.00%, 04/29/27(a)	15	17,092
KeyBank NA, 4.70%, 01/26/26	285	285,263
KeyBank NA/Cleveland OH 0.43%, 06/14/24 (Call 06/14/23), (1 day SOFR + 0.320%)(b)	600	588,071
1.25%, 03/10/23(a)	837	834,232
3.30%, 06/01/25(a)	1,280	1,240,779
3.38%, 03/07/23	584	583,672
3.40%, 05/20/26	565	537,807
4.15%, 08/08/25(a)	1,070	1,056,514
4.65%, 01/03/24 (Call 03/03/23), (1 day SOFR + 0.340%)(a)(b)	408	408,000
5.85%, 11/15/27 (Call 10/16/27)	1,250	1,308,383
KeyCorp
2.25%, 04/06/27	525	479,923
3.88%, 05/23/25 (Call 05/23/24)(a)(b)	630	619,700
4.15%, 10/29/25	890	878,166
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(b)	700	690,029
1.63%, 05/11/27 (Call 05/11/26)(b)	815	724,880
2.44%, 02/05/26 (Call 02/05/25)(a)(b)	2,211	2,085,487
3.51%, 03/18/26 (Call 03/18/25)(a)(b)	1,075	1,035,842
3.75%, 01/11/27	1,135	1,081,347
3.75%, 03/18/28 (Call 03/18/27)(b)	1,125	1,068,753
3.87%, 07/09/25 (Call 07/09/24)(b)	1,968	1,930,621
3.90%, 03/12/24(a)	1,844	1,825,254
4.05%, 08/16/23(a)	2,091	2,080,398
4.45%, 05/08/25	2,060	2,033,391
4.50%, 11/04/24	1,302	1,288,797
4.58%, 12/10/25(a)	843	825,586
4.65%, 03/24/26	1,137	1,117,994
4.72%, 08/11/26 (Call 08/11/25)(b)	1,900	1,878,164
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	412	408,684
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	1,045	1,005,300
3.40%, 08/17/27	50	46,929
4.65%, 01/27/26(a)	2,000	1,995,286
4.70%, 01/27/28	2,000	1,995,851
5.40%, 11/21/25 (Call 10/21/25)	1,760	1,792,300
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)(b)	1,892	1,838,042
0.95%, 07/19/25 (Call 07/19/24)(b)	2,400	2,251,079
0.96%, 10/11/25 (Call 10/11/24)(b)	1,070	993,314
1.41%, 07/17/25	2,039	1,868,899
1.54%, 07/20/27 (Call 07/20/26)(b)	2,455	2,175,762
1.64%, 10/13/27 (Call 10/13/26)(b)	540	476,340
2.19%, 02/25/25	3,107	2,938,567
2.34%, 01/19/28 (Call 01/19/27)(b)	1,505	1,355,398
2.53%, 09/13/23	494	488,686
2.76%, 09/13/26	152	141,411

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.80%, 07/18/24	$1,580	$1,532,668
3.29%, 07/25/27(a)	1,285	1,212,999
3.41%, 03/07/24(a)	2,226	2,189,598
3.46%, 03/02/23	673	672,452
3.68%, 02/22/27(a)	50	48,195
3.76%, 07/26/23	1,977	1,972,764
3.78%, 03/02/25	846	825,966
3.84%, 04/17/26 (Call 04/17/25)(b)	605	588,463
3.85%, 03/01/26	3,028	2,927,037
4.08%, 04/19/28 (Call 04/19/27)(b)	1,525	1,474,406
4.79%, 07/18/25 (Call 07/18/24)(b)	1,535	1,525,635
5.02%, 07/20/28 (Call 07/20/27)(b)	625	627,004
5.06%, 09/12/25 (Call 09/12/24)(b)	1,595	1,592,853
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (1 day SOFR + 0.872%)(b)	1,357	1,322,298
1.23%, 05/22/27 (Call 05/22/26)(b)	1,970	1,730,643
1.24%, 07/10/24 (Call 07/10/23), (1 day SOFR + 1.252%)(b)	1,851	1,816,114
1.55%, 07/09/27 (Call 07/09/26)(b)	700	619,722
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	1,620	1,507,265
2.56%, 09/13/25 (Call 09/13/24), (1 day SOFR + 1.362%)(b)	810	771,972
2.65%, 05/22/26 (Call 05/22/25)(b)	1,425	1,337,293
2.84%, 07/16/25 (Call 07/16/24), (1 day SOFR + 1.242%)(b)	555	533,493
2.84%, 09/13/26	510	472,936
3.55%, 03/05/23	572	571,536
3.66%, 02/28/27	615	585,809
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(b)	1,523	1,508,479
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (1 day SOFR + 0.616%)(b)	397	393,139
0.79%, 01/22/25 (Call 01/22/24), (1 day SOFR + 0.509%)(b)	1,663	1,586,400
0.79%, 05/30/25 (Call 05/30/24), (1 day SOFR + 0.525%)(b)	3,000	2,819,086
0.99%, 12/10/26 (Call 12/10/25), (1 day SOFR + 0.720%)(b)	2,050	1,824,197
1.16%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.560%)(b)	3,125	2,911,408
1.51%, 07/20/27 (Call 07/20/26), (1 day SOFR + 0.858%)(b)	2,840	2,531,935
1.59%, 05/04/27 (Call 04/04/27), (1 day SOFR + 0.879%)(a)(b)	3,265	2,930,006
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(b)	5,602	5,264,399
2.48%, 01/21/28 (Call 01/21/27), (1 day SOFR + 1.000%)(b)	2,115	1,925,458
2.63%, 02/18/26 (Call 02/18/25), (1 day SOFR + 0.940%)(b)	4,115	3,907,742
2.72%, 07/22/25 (Call 07/22/24), (1 day SOFR + 1.152%)(b)	1,914	1,847,344
3.13%, 07/27/26	2,005	1,899,916
3.62%, 04/17/25 (Call 04/17/24), (1 day SOFR + 1.160%)(b)	1,730	1,698,188
3.63%, 01/20/27	4,760	4,614,083
3.70%, 10/23/24	3,746	3,679,551
Security	Par (000)	Value

Banks (continued)
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	$885	$881,730
3.75%, 02/25/23(a)	1,865	1,863,226
3.88%, 01/27/26	4,535	4,427,827
3.95%, 04/23/27	4,420	4,273,091
4.00%, 07/23/25	3,799	3,738,890
4.10%, 05/22/23(a)	2,705	2,699,620
4.21%, 04/20/28 (Call 04/20/27), (1 day SOFR + 1.610%)(b)	910	884,751
4.35%, 09/08/26	2,705	2,656,866
4.68%, 07/17/26 (Call 07/17/25)(b)	2,570	2,551,956
4.76%, 01/25/24 (Call 12/25/23), (1 day SOFR + 0.455%)(b)	2,440	2,440,000
5.00%, 11/24/25	2,660	2,672,814
6.14%, 10/16/26 (Call 10/16/25)(b)	10	10,271
6.25%, 08/09/26	1,230	1,294,968
Series F, 3.88%, 04/29/24	4,362	4,316,510
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1 day SOFR + 0.745%)(b)	3,924	3,639,407
National Australia Bank Ltd.
3.91%, 06/09/27(a)	825	804,497
4.94%, 01/12/28	890	910,365
4.97%, 01/12/26	890	900,654
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,205	1,121,497
2.88%, 04/12/23(a)	380	378,854
3.38%, 01/14/26	1,325	1,281,495
3.50%, 06/09/25(a)	420	408,962
3.63%, 06/20/23(a)	580	578,681
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(b)	1,165	1,122,933
0.75%, 08/06/24	840	792,203
3.75%, 06/09/25 (Call 06/09/24)(b)	245	240,689
5.25%, 01/17/25	550	553,588
Natwest Group PLC, 2.36%, 05/22/24 (Call 05/22/23)(a)(b)	1,558	1,541,803
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	1,150	1,023,860
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	3,426	3,375,695
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)(b)	2,170	2,158,769
4.80%, 04/05/26	1,628	1,621,730
7.47%, 11/10/26 (Call 11/10/25)(b)	2,790	2,948,611
Northern Trust Corp.
3.95%, 10/30/25	1,385	1,364,368
4.00%, 05/10/27 (Call 04/10/27)(a)	1,470	1,454,281
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	1,215	1,176,313
3.10%, 10/25/27 (Call 09/25/27)	1,060	1,012,566
3.25%, 06/01/25 (Call 05/02/25)(a)	1,377	1,339,237
3.25%, 01/22/28 (Call 12/23/27)	1,000	956,339
3.30%, 10/30/24 (Call 09/30/24)(a)	921	900,485
3.50%, 06/08/23 (Call 05/08/23)	594	591,324
3.80%, 07/25/23 (Call 06/25/23)	599	597,429
3.88%, 04/10/25 (Call 03/10/25)	890	874,207
4.20%, 11/01/25 (Call 10/01/25)	675	668,569
2.50%, 08/27/24 (Call 07/27/24)	1,281	1,237,149
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	995	885,948
2.20%, 11/01/24 (Call 10/02/24)	1,513	1,455,412

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.60%, 07/23/26 (Call 05/24/26)	$675	$634,298
3.15%, 05/19/27 (Call 04/19/27)(a)	765	729,502
3.50%, 01/23/24 (Call 12/24/23)(a)	1,742	1,720,391
3.90%, 04/29/24 (Call 03/29/24)	1,515	1,500,379
4.76%, 01/26/27 (Call 01/26/26)(b)	2,065	2,067,569
5.67%, 10/28/25 (Call 10/28/24)(b)	770	779,990
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	214	202,077
Royal Bank of Canada
0.43%, 01/19/24(a)	884	847,088
0.50%, 10/26/23	822	797,191
0.65%, 07/29/24	1,450	1,363,506
0.75%, 10/07/24(a)	1,620	1,518,389
0.88%, 01/20/26	1,949	1,752,215
1.15%, 06/10/25	1,711	1,576,931
1.15%, 07/14/26	1,537	1,373,049
1.20%, 04/27/26	1,807	1,628,687
1.40%, 11/02/26	1,525	1,355,983
1.60%, 04/17/23	679	674,539
1.60%, 01/21/25	830	782,533
2.05%, 01/21/27(a)	914	834,654
2.25%, 11/01/24	2,044	1,960,879
2.55%, 07/16/24	1,893	1,832,856
3.38%, 04/14/25	1,505	1,467,450
3.63%, 05/04/27	1,690	1,631,747
3.70%, 10/05/23	1,645	1,632,132
3.97%, 07/26/24	1,510	1,493,405
4.24%, 08/03/27(a)	1,070	1,054,114
4.65%, 01/27/26	2,109	2,095,215
4.88%, 01/12/26	900	904,656
4.90%, 01/12/28	900	908,810
5.66%, 10/25/24	535	544,050
6.00%, 11/01/27	1,905	2,011,201
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1 day SOFR + 1.249%)(b)	530	466,211
3.24%, 10/05/26 (Call 08/05/26)	780	732,950
3.45%, 06/02/25 (Call 05/02/25)	1,113	1,067,181
3.50%, 06/07/24 (Call 05/07/24)	2,005	1,959,041
4.26%, 06/09/25 (Call 06/09/24)(b)	830	812,238
4.40%, 07/13/27 (Call 04/14/27)	890	866,774
4.50%, 07/17/25 (Call 04/17/25)	1,406	1,389,064
5.81%, 09/09/26 (Call 09/09/25)(a)(b)	750	758,520
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (1 day SOFR + 0.787%)(b)	1,280	1,213,312
1.53%, 08/21/26 (Call 08/21/25)(b)	1,012	906,423
1.67%, 06/14/27 (Call 06/14/26), (1 day SOFR + 0.989%)(b)	2,055	1,804,752
2.47%, 01/11/28 (Call 01/11/27), (1 day SOFR + 1.220%)(b)	300	267,096
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)(b)	1,151	1,139,295
6.83%, 11/21/26 (Call 11/21/25)(b)	355	367,523
Santander UK PLC, 4.00%, 03/13/24	1,847	1,827,100
State Street Corp.
2.65%, 05/19/26	345	328,167
3.30%, 12/16/24(a)	1,833	1,795,691
3.55%, 08/18/25	2,131	2,087,332
3.70%, 11/20/23	1,156	1,145,479
4.86%, 01/26/26 (Call 01/26/25)(b)	690	692,101
Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	$1,125	$1,097,803
3.65%, 07/23/25	40	38,712
3.95%, 07/19/23(a)	275	274,353
3.95%, 01/10/24	650	643,984
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	420	402,737
0.95%, 01/12/26	1,359	1,213,092
1.40%, 09/17/26(a)	2,795	2,470,367
1.47%, 07/08/25	3,145	2,889,291
2.17%, 01/14/27	660	596,518
2.35%, 01/15/25	1,764	1,680,541
2.45%, 09/27/24(a)	1,925	1,845,914
2.63%, 07/14/26	3,100	2,875,446
2.70%, 07/16/24	3,595	3,476,886
3.01%, 10/19/26	930	873,375
3.35%, 10/18/27	590	557,452
3.36%, 07/12/27	1,705	1,611,356
3.45%, 01/11/27	1,690	1,609,961
3.54%, 01/17/28	120	114,343
3.75%, 07/19/23	873	868,386
3.78%, 03/09/26(a)	2,355	2,292,252
3.94%, 10/16/23(a)	1,225	1,217,477
5.46%, 01/13/26	500	507,777
5.52%, 01/13/28	1,610	1,660,884
SVB Financial Group, 1.80%, 10/28/26 (Call 09/28/26)	460	406,222
Svenska Handelsbanken AB, 3.90%, 11/20/23(a)	1,511	1,499,611
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	995	990,728
5.63%, 08/23/27 (Call 07/23/27)	1,200	1,194,566
Toronto-Dominion Bank (The)
0.30%, 06/02/23	1,216	1,198,238
0.45%, 09/11/23	1,244	1,211,626
0.55%, 03/04/24	862	823,928
0.70%, 09/10/24	810	759,087
0.75%, 06/12/23	1,167	1,149,923
0.75%, 09/11/25	1,135	1,024,937
0.75%, 01/06/26	1,449	1,296,370
1.15%, 06/12/25	1,266	1,164,348
1.20%, 06/03/26	1,290	1,150,252
1.25%, 12/13/24	1,190	1,117,476
1.25%, 09/10/26	1,915	1,696,415
1.45%, 01/10/25(a)	1,095	1,028,653
1.95%, 01/12/27	1,325	1,207,059
2.35%, 03/08/24	2,060	2,007,223
2.65%, 06/12/24	2,476	2,409,038
2.80%, 03/10/27	2,045	1,915,979
3.25%, 03/11/24	2,255	2,216,223
3.50%, 07/19/23(a)	1,390	1,382,464
3.77%, 06/06/25	1,965	1,921,840
4.11%, 06/08/27(a)	1,525	1,498,084
4.29%, 09/13/24	2,060	2,043,814
4.69%, 09/15/27	2,475	2,486,282
5.10%, 01/09/26	1,000	1,012,290
5.16%, 01/10/28	1,500	1,531,511
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	740	737,646
1.50%, 03/10/25 (Call 02/10/25)	1,730	1,620,461
2.15%, 12/06/24 (Call 11/06/24)	2,152	2,060,263
2.75%, 05/01/23 (Call 04/01/23)	463	461,255

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 02/02/23(a)	$592	$592,000
3.20%, 04/01/24 (Call 03/01/24)	2,247	2,209,424
3.30%, 05/15/26 (Call 04/15/26)	805	767,503
3.63%, 09/16/25 (Call 08/16/25)	1,650	1,603,428
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(b)	1,092	1,085,558
3.80%, 10/30/26 (Call 09/30/26)	970	936,127
4.05%, 11/03/25 (Call 09/03/25)	648	640,018
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	40	34,757
1.20%, 08/05/25 (Call 07/03/25)	911	839,294
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	1,398	1,265,528
2.20%, 03/16/23 (Call 02/13/23)(a)	570	568,128
2.50%, 08/01/24 (Call 07/01/24)	1,943	1,879,013
2.85%, 10/26/24 (Call 09/26/24)	1,921	1,872,454
3.70%, 06/05/25 (Call 05/05/25)	1,467	1,437,757
3.75%, 12/06/23 (Call 11/06/23)	552	547,621
4.00%, 05/01/25 (Call 03/01/25)	1,267	1,250,049
4.26%, 07/28/26 (Call 07/28/25)(b)	1,965	1,942,655
4.87%, 01/26/29	1,000	1,005,892
5.90%, 10/28/26 (Call 10/28/25)(b)	1,060	1,090,643
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)(a)	2,480	2,320,347
2.22%, 01/27/28 (Call 01/27/27), (1 day SOFR + 0.730%)(b)	2,400	2,197,413
2.40%, 07/30/24 (Call 06/30/24)	2,064	1,998,092
3.10%, 04/27/26 (Call 03/27/26)	1,025	982,983
3.38%, 02/05/24 (Call 01/05/24)	1,785	1,758,847
3.60%, 09/11/24 (Call 08/11/24)	1,746	1,724,807
3.70%, 01/30/24 (Call 12/29/23)	790	781,733
3.95%, 11/17/25 (Call 10/17/25)	1,115	1,102,906
5.73%, 10/21/26 (Call 10/21/25)(a)(b)	1,030	1,057,493
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	799	748,394
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,345	1,286,554
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	786	751,104
2.80%, 01/27/25 (Call 12/27/24)	1,133	1,098,917
3.40%, 07/24/23 (Call 06/23/23)	1,299	1,290,070
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1 day SOFR + 0.510%)(a)(b)	1,255	1,188,311
1.65%, 06/02/24 (Call 06/02/23), (1 day SOFR + 1.600%)(b)	2,876	2,842,102
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	4,796	4,525,775
2.19%, 04/30/26 (Call 04/29/25), (1 day SOFR + 2.000%)(b)	4,083	3,840,756
2.41%, 10/30/25 (Call 10/30/24), (1 day SOFR + 1.087%)(b)	3,959	3,780,180
3.00%, 02/19/25	4,451	4,296,013
3.00%, 04/22/26	5,253	4,985,813
3.00%, 10/23/26(a)	2,375	2,241,721
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	3,875	3,665,934
3.30%, 09/09/24	1,496	1,462,786
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(b)	905	861,311
3.55%, 09/29/25	4,045	3,925,150
3.75%, 01/24/24 (Call 12/22/23)	4,588	4,537,026
Security	Par (000)	Value

Banks (continued)
3.91%, 04/25/26 (Call 04/25/25), (1 day SOFR + 1.320%)(b)	$3,295	$3,217,924
4.10%, 06/03/26	2,012	1,975,737
4.13%, 08/15/23	1,745	1,738,243
4.30%, 07/22/27	1,750	1,731,429
4.48%, 01/16/24	663	660,903
4.54%, 08/15/26 (Call 08/15/25)(b)	3,460	3,424,466
Westpac Banking Corp.
1.02%, 11/18/24	2,095	1,965,468
1.15%, 06/03/26	2,030	1,819,321
2.35%, 02/19/25	1,306	1,247,718
2.70%, 08/19/26(a)	1,130	1,062,742
2.85%, 05/13/26	1,575	1,489,862
3.30%, 02/26/24	2,062	2,031,711
3.35%, 03/08/27	1,310	1,257,066
3.40%, 01/25/28	1,250	1,194,019
3.65%, 05/15/23	1,104	1,101,852
3.74%, 08/26/25	655	642,280
4.04%, 08/26/27	1,380	1,370,973
5.35%, 10/18/24	25	25,287
5.46%, 11/18/27	1,240	1,290,987
		1,008,695,369
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	4,894	4,782,338
Coca-Cola Co. (The)
1.45%, 06/01/27(a)	1,100	991,832
1.75%, 09/06/24	1,591	1,526,035
2.90%, 05/25/27(a)	380	364,228
3.38%, 03/25/27(a)	2,100	2,050,971
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	430	413,078
3.60%, 05/09/24	1,320	1,298,739
3.70%, 12/06/26 (Call 09/06/26)	544	525,784
4.35%, 05/09/27 (Call 04/09/27)	700	691,693
4.40%, 11/15/25 (Call 09/15/25)	1,054	1,043,494
5.00%, 02/02/26	500	501,022
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,210	1,115,845
2.13%, 10/24/24 (Call 09/24/24)	1,282	1,226,614
2.63%, 04/29/23 (Call 03/03/23)	1,593	1,584,776
3.50%, 09/18/23 (Call 08/18/23)(a)	792	785,118
5.20%, 10/24/25	880	898,373
5.30%, 10/24/27 (Call 09/24/27)	1,000	1,040,955
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/03/23)	1,665	1,590,548
3.13%, 12/15/23 (Call 10/15/23)	785	776,222
3.40%, 11/15/25 (Call 08/15/25)	647	626,554
4.42%, 05/25/25 (Call 03/25/25)	962	955,138
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	2,800	2,643,957
PepsiCo Inc.
0.40%, 10/07/23	855	829,848
0.75%, 05/01/23(a)	459	454,226
2.25%, 03/19/25 (Call 02/19/25)	1,199	1,149,255
2.38%, 10/06/26 (Call 07/06/26)	585	551,792
2.63%, 03/19/27 (Call 01/19/27)	2,405	2,272,976
2.75%, 03/01/23(a)	312	311,494
2.75%, 04/30/25 (Call 01/30/25)	756	731,612
2.85%, 02/24/26 (Call 11/24/25)	575	550,857

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.00%, 10/15/27 (Call 07/15/27)	$100	$95,710
3.50%, 07/17/25 (Call 04/17/25)(a)	518	508,797
3.60%, 03/01/24 (Call 12/01/23)(a)	2,294	2,267,591
3.60%, 02/18/28 (Call 01/18/28)	1,425	1,393,493
		38,550,965
Biotechnology — 1.1%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	896	845,678
2.20%, 02/21/27 (Call 12/21/26)	1,887	1,732,335
2.25%, 08/19/23 (Call 06/19/23)(a)	1,339	1,323,232
2.60%, 08/19/26 (Call 05/19/26)(a)	2,125	1,996,187
3.13%, 05/01/25 (Call 02/01/25)(a)	1,493	1,443,174
3.20%, 11/02/27 (Call 08/02/27)	185	175,144
3.63%, 05/22/24 (Call 02/22/24)	1,505	1,480,803
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,488	1,461,034
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,750	1,718,796
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 02/13/23)	1,556	1,514,177
1.20%, 10/01/27 (Call 08/01/27)	380	329,858
2.50%, 09/01/23 (Call 07/01/23)(a)	1,299	1,286,734
2.95%, 03/01/27 (Call 12/01/26)	1,265	1,200,244
3.50%, 02/01/25 (Call 11/01/24)	2,672	2,614,838
3.65%, 03/01/26 (Call 12/01/25)	4,033	3,927,251
3.70%, 04/01/24 (Call 01/01/24)	2,858	2,821,772
Illumina Inc.
0.55%, 03/23/23	365	362,995
5.75%, 12/13/27 (Call 11/13/27)	315	324,826
5.80%, 12/12/25 (Call 11/12/25)	355	361,675
Royalty Pharma PLC
0.75%, 09/02/23	1,584	1,544,952
1.20%, 09/02/25 (Call 08/02/25)	1,577	1,429,255
1.75%, 09/02/27 (Call 07/02/27)	705	611,997
		30,506,957
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,436	1,362,588
2.49%, 02/15/27 (Call 12/15/26)	515	475,471
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(a)	993	987,634
4.00%, 06/15/25 (Call 03/15/25)	830	810,395
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	23,852
		3,659,940
Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,346	1,245,963
1.85%, 05/15/27 (Call 03/15/27)	700	637,758
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	1,240	1,231,927
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	977	955,739
5.90%, 07/05/24	1,785	1,793,991
6.05%, 03/15/25	1,595	1,607,508
6.17%, 07/15/27 (Call 06/15/27)	3,095	3,135,750
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)(a)	2,375	2,371,430
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,336	1,304,909
Ecolab Inc.
0.90%, 12/15/23 (Call 03/03/23)	165	159,235
1.65%, 02/01/27 (Call 01/01/27)	860	776,982
2.70%, 11/01/26 (Call 08/01/26)(a)	515	485,425
Security	Par (000)	Value

Chemicals (continued)
5.25%, 01/15/28 (Call 12/15/27)	$735	$764,048
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,408	1,313,891
FMC Corp., 3.20%, 10/01/26 (Call 08/01/26)	205	194,275
Linde Inc./CT
2.70%, 02/21/23	170	169,843
3.20%, 01/30/26 (Call 10/30/25)	1,103	1,077,320
4.70%, 12/05/25 (Call 11/05/25)	1,040	1,050,078
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	175	166,363
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,828	1,837,080
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	326	323,946
Nutrien Ltd.
1.90%, 05/13/23(a)	486	481,746
5.90%, 11/07/24	235	238,642
5.95%, 11/07/25(a)	100	102,897
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	1,122	1,009,314
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(a)	722	705,718
3.45%, 06/01/27 (Call 03/01/27)(a)	2,305	2,214,324
4.05%, 08/08/24	565	558,895
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	1,100	1,051,408
		28,966,405
Commercial Services — 0.8%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	1,206	1,178,332
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	340	331,433
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	705	677,884
5.10%, 12/15/27 (Call 11/15/27)(a)	680	690,018
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,946	1,728,131
1.50%, 11/15/24 (Call 10/15/24)(a)	330	309,499
2.15%, 01/15/27 (Call 12/15/26)	985	887,086
2.65%, 02/15/25 (Call 01/15/24)(a)	1,197	1,141,493
3.75%, 06/01/23 (Call 03/01/23)(a)	807	805,000
4.00%, 06/01/23 (Call 05/01/23)	486	483,505
4.80%, 04/01/26 (Call 01/01/26)	866	859,755
4.95%, 08/15/27 (Call 07/15/27)	540	541,089
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)	1,052	1,030,460
4.88%, 02/15/24 (Call 11/15/23)	1,054	1,059,467
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,681	1,571,671
2.40%, 10/01/24 (Call 09/01/24)	1,940	1,872,382
2.65%, 10/01/26 (Call 08/01/26)(a)	1,910	1,800,159
3.90%, 06/01/27 (Call 05/01/27)(a)	685	672,320
Quanta Services Inc., 0.95%, 10/01/24 (Call 03/03/23)	1,870	1,740,696
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	655	654,364
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)(c)	1,720	1,599,462
2.95%, 01/22/27 (Call 10/22/26)(a)	790	751,981
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,173	1,148,018
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	531	493,149
		24,027,354
Computers — 3.5%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,833	1,666,358

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
0.70%, 02/08/26 (Call 01/08/26)	$3,780	$3,407,517
0.75%, 05/11/23	1,002	992,345
1.13%, 05/11/25 (Call 04/11/25)	2,997	2,792,261
1.80%, 09/11/24 (Call 08/11/24)	1,772	1,699,483
2.05%, 09/11/26 (Call 07/11/26)	1,655	1,534,998
2.40%, 05/03/23(a)	4,682	4,655,762
2.45%, 08/04/26 (Call 05/04/26)	2,365	2,229,017
2.50%, 02/09/25	2,055	1,980,058
2.75%, 01/13/25 (Call 11/13/24)	1,998	1,937,992
2.85%, 02/23/23	1,488	1,486,754
2.85%, 05/11/24 (Call 03/11/24)	3,020	2,956,575
2.90%, 09/12/27 (Call 06/12/27)	1,210	1,149,163
3.00%, 02/09/24 (Call 12/09/23)	2,669	2,622,997
3.00%, 06/20/27 (Call 03/20/27)(a)	475	455,438
3.00%, 11/13/27 (Call 08/13/27)(a)	300	285,772
3.20%, 05/13/25(a)	2,580	2,516,530
3.20%, 05/11/27 (Call 02/11/27)(a)	1,950	1,882,901
3.25%, 02/23/26 (Call 11/23/25)	4,795	4,658,744
3.35%, 02/09/27 (Call 11/09/26)	4,765	4,634,825
3.45%, 05/06/24	3,808	3,769,155
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	1,803	1,783,758
4.90%, 10/01/26 (Call 08/01/26)	2,785	2,769,574
5.25%, 02/01/28	1,000	1,006,512
5.45%, 06/15/23 (Call 04/15/23)	1,706	1,708,869
5.85%, 07/15/25 (Call 06/15/25)	1,585	1,614,355
6.02%, 06/15/26 (Call 03/15/26)	5,095	5,234,852
6.10%, 07/15/27 (Call 05/15/27)(a)	445	466,111
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	1,160	1,024,943
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,003	891,135
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	1,798	1,729,643
1.75%, 04/01/26 (Call 03/01/26)(a)	1,315	1,197,402
2.25%, 04/01/23 (Call 03/01/23)	229	228,131
4.45%, 10/02/23 (Call 09/02/23)(a)	1,558	1,552,204
4.90%, 10/15/25 (Call 07/15/25)	3,005	3,004,578
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	1,622	1,445,363
2.20%, 06/17/25 (Call 05/17/25)	1,796	1,682,743
3.00%, 06/17/27 (Call 04/17/27)(a)	470	437,002
4.75%, 01/15/28 (Call 12/15/27)	800	795,827
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,890	1,694,279
2.20%, 02/09/27 (Call 01/09/27)	635	583,711
3.00%, 05/15/24	3,768	3,681,225
3.30%, 05/15/26(a)	4,380	4,221,363
3.30%, 01/27/27	547	524,272
3.38%, 08/01/23(a)	1,453	1,445,314
3.45%, 02/19/26	1,369	1,329,702
3.63%, 02/12/24	2,843	2,805,765
4.00%, 07/27/25	1,010	996,591
4.15%, 07/27/27 (Call 06/27/27)	1,100	1,091,361
4.50%, 02/06/26	890	890,856
4.50%, 02/06/28	890	894,178
7.00%, 10/30/25	335	356,641
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)	530	457,059
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	350	348,370
3.63%, 05/15/25 (Call 04/15/25)	965	936,140
Security	Par (000)	Value

Computers (continued)
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	$1,291	$1,199,865
2.38%, 06/22/27 (Call 04/22/27)(a)	695	635,585
		101,979,924
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.10%, 08/15/25	275	267,074
3.10%, 08/15/27 (Call 07/15/27)	410	397,222
3.25%, 03/15/24	732	726,023
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	1,366	1,306,142
3.15%, 03/15/27 (Call 12/15/26)	220	212,095
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	2,165	2,079,670
GSK Consumer Healthcare Capital U.S. LLC
3.02%, 03/24/24 (Call 03/24/23)	515	503,170
3.38%, 03/24/27 (Call 02/24/27)	2,435	2,306,437
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,272	1,154,229
1.00%, 04/23/26	837	757,523
1.90%, 02/01/27	705	653,781
2.45%, 11/03/26	820	771,713
2.70%, 02/02/26	1,250	1,199,044
2.80%, 03/25/27(a)	2,045	1,949,740
2.85%, 08/11/27(a)	165	157,494
3.10%, 08/15/23(a)	319	317,535
3.95%, 01/26/28(a)	500	499,033
4.10%, 01/26/26	500	499,887
Unilever Capital Corp.
0.38%, 09/14/23(a)	355	344,924
0.63%, 08/12/24 (Call 03/03/23)	495	465,844
2.00%, 07/28/26	135	124,762
2.60%, 05/05/24 (Call 03/05/24)	1,598	1,557,328
2.90%, 05/05/27 (Call 02/05/27)	1,355	1,290,287
3.10%, 07/30/25	890	860,511
3.13%, 03/22/23 (Call 02/22/23)	578	576,990
3.25%, 03/07/24 (Call 02/07/24)	1,091	1,075,933
		22,054,391
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	1,216	1,151,021

Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	2,030	1,970,526
1.65%, 10/29/24 (Call 09/29/24)	795	743,618
1.75%, 01/30/26 (Call 12/30/25)	1,450	1,302,584
2.45%, 10/29/26 (Call 09/29/26)(a)	5,285	4,749,476
2.88%, 08/14/24 (Call 07/14/24)(a)	1,298	1,244,697
3.15%, 02/15/24 (Call 01/15/24)	1,482	1,444,658
3.50%, 01/15/25 (Call 11/15/24)(a)	1,099	1,057,026
3.65%, 07/21/27 (Call 04/21/27)	600	558,175
3.88%, 01/23/28 (Call 10/23/27)	500	467,755
4.13%, 07/03/23 (Call 06/03/23)	909	906,633
4.45%, 10/01/25 (Call 08/01/25)(a)	565	551,357
4.45%, 04/03/26 (Call 02/03/26)	1,020	990,151
4.50%, 09/15/23 (Call 08/15/23)(a)	1,424	1,419,702
4.63%, 10/15/27 (Call 08/15/27)	500	483,199
4.88%, 01/16/24 (Call 12/16/23)	1,111	1,104,508
6.50%, 07/15/25 (Call 06/15/25)(a)	1,652	1,681,949
Series 3NC1, 1.75%, 10/29/24 (Call 03/03/23)	1,480	1,382,963

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	$824	$785,807
0.80%, 08/18/24 (Call 07/18/24)	795	742,278
1.88%, 08/15/26 (Call 07/15/26)	2,842	2,532,937
2.20%, 01/15/27 (Call 12/15/26)	890	799,977
2.30%, 02/01/25 (Call 01/01/25)(a)	1,024	964,107
2.88%, 01/15/26 (Call 12/15/25)(a)	1,520	1,424,674
3.00%, 09/15/23 (Call 07/15/23)(a)	482	476,313
3.25%, 03/01/25 (Call 01/01/25)	980	939,793
3.38%, 07/01/25 (Call 06/01/25)	783	747,966
3.63%, 04/01/27 (Call 01/01/27)(a)	348	328,328
3.75%, 06/01/26 (Call 04/01/26)	745	713,802
3.88%, 07/03/23 (Call 06/03/23)	1,115	1,112,793
4.25%, 02/01/24 (Call 01/01/24)	807	798,106
4.25%, 09/15/24 (Call 06/15/24)(a)	837	825,050
5.30%, 02/01/28	350	349,433
5.85%, 12/15/27 (Call 11/15/27)	70	71,439
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	500	488,645
4.25%, 06/15/26 (Call 04/15/26)	970	932,762
4.40%, 09/25/23 (Call 08/25/23)(a)	135	134,008
5.00%, 04/01/23(a)	1,003	1,001,586
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,362	1,329,437
3.05%, 06/05/23 (Call 05/05/23)	663	659,690
3.88%, 05/21/24 (Call 04/21/24)	1,070	1,048,683
4.63%, 03/30/25	841	830,713
4.75%, 06/09/27 (Call 05/09/27)(a)	910	880,857
5.13%, 09/30/24	945	942,344
5.80%, 05/01/25 (Call 04/01/25)(a)	1,041	1,046,348
7.10%, 11/15/27 (Call 10/15/27)(a)	840	885,478
American Express Co.
0.75%, 11/03/23	455	441,301
1.65%, 11/04/26 (Call 10/04/26)	1,160	1,047,183
2.25%, 03/04/25 (Call 02/01/25)	3,085	2,934,345
2.50%, 07/30/24 (Call 06/29/24)	2,180	2,107,504
2.55%, 03/04/27 (Call 02/01/27)	2,545	2,361,387
3.00%, 10/30/24 (Call 09/29/24)	2,335	2,268,582
3.13%, 05/20/26 (Call 04/20/26)	1,210	1,156,567
3.30%, 05/03/27 (Call 04/02/27)(a)	2,070	1,972,846
3.38%, 05/03/24	2,065	2,029,189
3.40%, 02/22/24 (Call 01/22/24)	1,947	1,916,763
3.63%, 12/05/24 (Call 11/04/24)	610	598,916
3.70%, 08/03/23 (Call 07/03/23)	2,173	2,160,724
3.95%, 08/01/25 (Call 07/01/25)	2,640	2,600,032
4.20%, 11/06/25 (Call 10/06/25)(a)	830	823,395
5.85%, 11/05/27 (Call 10/05/27)(a)	2,780	2,943,595
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	370	349,098
3.00%, 04/02/25 (Call 03/02/25)	987	953,511
3.70%, 10/15/24	833	818,077
4.00%, 10/15/23	931	925,630
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	820	782,862
4.00%, 04/01/24 (Call 02/01/24)	1,049	1,037,564
4.25%, 06/02/26 (Call 03/02/26)	330	324,535
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)(a)	1,020	1,013,981
3.20%, 02/05/25 (Call 01/05/25)	1,278	1,239,045
3.30%, 10/30/24 (Call 09/30/24)	2,064	2,005,101
Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 06/15/23	$933	$930,337
3.65%, 05/11/27 (Call 04/11/27)	395	378,070
3.75%, 04/24/24 (Call 03/24/24)	724	714,312
3.75%, 07/28/26 (Call 06/28/26)	956	912,150
3.75%, 03/09/27 (Call 02/09/27)(a)	1,580	1,522,419
3.80%, 01/31/28 (Call 12/31/27)	1,600	1,529,594
3.90%, 01/29/24 (Call 12/29/23)(a)	1,794	1,773,405
4.20%, 10/29/25 (Call 09/29/25)	943	921,892
4.25%, 04/30/25 (Call 03/31/25)	966	952,882
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	475	462,974
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	1,863	1,781,135
0.90%, 03/11/26 (Call 02/11/26)	2,005	1,794,177
1.15%, 05/13/26 (Call 04/13/26)	1,544	1,387,518
2.45%, 03/03/27 (Call 02/03/27)(a)	1,440	1,340,034
3.20%, 03/02/27 (Call 12/02/26)	255	243,577
3.30%, 04/01/27 (Call 01/01/27)	130	125,057
3.55%, 02/01/24 (Call 01/01/24)	846	836,134
3.85%, 05/21/25 (Call 03/21/25)	1,086	1,068,147
4.20%, 03/24/25 (Call 02/22/25)(a)	898	894,866
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,326	1,293,465
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	115	111,683
3.95%, 11/06/24 (Call 08/06/24)	1,300	1,275,618
4.10%, 02/09/27 (Call 11/09/26)	910	876,651
4.50%, 01/30/26 (Call 11/30/25)(a)	620	609,192
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(a)	70	66,426
3.65%, 05/23/25 (Call 04/23/25)	1,310	1,291,984
3.75%, 12/01/25 (Call 09/01/25)(a)	1,175	1,154,818
4.00%, 09/15/27 (Call 08/15/27)(a)	3,740	3,692,617
Invesco Finance PLC
3.75%, 01/15/26	550	540,933
4.00%, 01/30/24	931	922,044
Jefferies Financial Group Inc., 4.85%, 01/15/27(a)	1,290	1,294,460
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	1,187	1,127,549
2.95%, 11/21/26 (Call 08/21/26)	990	947,681
3.30%, 03/26/27 (Call 01/26/27)	1,290	1,252,872
3.38%, 04/01/24	1,863	1,836,376
Morgan Stanley, 5.05%, 01/28/27	955	958,184
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	398	388,229
Nomura Holdings Inc.
1.65%, 07/14/26	2,388	2,122,368
1.85%, 07/16/25	1,185	1,090,155
2.33%, 01/22/27	1,295	1,164,739
2.65%, 01/16/25	1,857	1,768,233
5.10%, 07/03/25	50	49,884
5.39%, 07/06/27(a)	1,045	1,057,344
5.71%, 01/09/26	500	505,876
5.84%, 01/18/28(a)	890	918,212
ORIX Corp.
3.25%, 12/04/24(a)	695	675,564
3.70%, 07/18/27	50	48,294
4.05%, 01/16/24(a)	285	282,486
5.00%, 09/13/27(a)	635	648,238
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	255	237,441
3.95%, 12/01/27 (Call 09/01/27)	345	319,042

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 08/15/24 (Call 05/15/24)	$725	$712,048
4.38%, 03/19/24 (Call 02/19/24)	1,185	1,171,241
4.50%, 07/23/25 (Call 04/24/25)	1,195	1,162,857
4.88%, 06/13/25 (Call 05/13/25)	895	877,492
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	140	122,350
1.90%, 04/15/27 (Call 02/15/27)(a)	2,995	2,750,755
2.75%, 09/15/27 (Call 06/15/27)	190	180,175
3.15%, 12/14/25 (Call 09/14/25)	4,095	3,974,838
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,147	1,020,180
2.85%, 01/10/25 (Call 12/10/24)	945	907,500
		145,640,838
Electric — 3.6%
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	1,217	1,096,480
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	630	616,241
Ameren Corp., 1.95%, 03/15/27 (Call 02/15/27)	560	504,260
American Electric Power Co. Inc.
2.03%, 03/15/24	860	831,218
5.75%, 11/01/27 (Call 10/01/27)(a)	800	833,938
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,173	1,133,198
3.20%, 04/15/25 (Call 03/15/25)	1,249	1,200,575
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	1,004	996,810
4.05%, 04/15/25 (Call 03/15/25)	1,773	1,750,150
Black Hills Corp.
1.04%, 08/23/24 (Call 02/16/23)	735	691,195
4.25%, 11/30/23 (Call 08/30/23)(a)	210	208,789
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	900	812,396
2.50%, 09/01/24 (Call 08/01/24)	630	607,991
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	570	536,274
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	310	297,869
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 03/03/23)	671	648,866
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	1,497	1,442,849
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	290	287,021
Dominion Energy Inc.
3.07%, 08/15/24(d)	1,373	1,331,598
3.90%, 10/01/25 (Call 07/01/25)	1,105	1,084,848
Series A, 1.45%, 04/15/26 (Call 03/15/26)	975	880,066
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(a)	780	729,099
4.22%, 11/01/24(d)	1,255	1,239,910
Series C, 2.53%, 10/01/24(a)(d)	1,158	1,113,706
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,093	1,000,949
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 03/03/23)	414	413,138
3.05%, 03/15/23 (Call 02/15/23)	899	897,757
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,230	1,113,286
2.65%, 09/01/26 (Call 06/01/26)	1,045	976,063
3.15%, 08/15/27 (Call 05/15/27)	155	146,045
3.75%, 04/15/24 (Call 01/15/24)	1,816	1,791,807
4.30%, 03/15/28 (Call 02/15/28)	905	891,237
5.00%, 12/08/25	270	272,392
Security	Par (000)	Value

Electric (continued)
5.00%, 12/08/27	$670	$681,499
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	220	211,087
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	926	895,607
Edison International
3.55%, 11/15/24 (Call 10/15/24)	421	409,398
5.75%, 06/15/27 (Call 04/15/27)	560	574,320
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	1,180	1,119,691
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(a)	1,075	1,045,490
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,257	1,129,739
2.95%, 09/01/26 (Call 06/01/26)	733	691,568
Entergy Louisiana LLC, 0.62%, 11/17/23 (Call 03/03/23)(a)	763	738,472
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,306	1,251,312
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)(a)	1,630	1,530,900
4.20%, 06/27/24	1,465	1,450,071
4.60%, 07/01/27 (Call 06/01/27)	895	897,288
Exelon Corp.
2.75%, 03/15/27	485	455,459
3.40%, 04/15/26 (Call 01/15/26)	1,200	1,150,405
3.95%, 06/15/25 (Call 03/15/25)	1,241	1,221,436
Florida Power & Light Co.
2.75%, 06/01/23 (Call 03/03/23)	219	217,572
2.85%, 04/01/25 (Call 03/01/25)	1,608	1,550,480
3.13%, 12/01/25 (Call 06/01/25)	775	750,099
3.25%, 06/01/24 (Call 12/01/23)	186	182,608
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(a)	480	450,473
Georgia Power Co., Series A, 2.10%, 07/30/23	548	540,406
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	892	867,312
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	85	80,588
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	805	791,585
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	993	948,821
1.00%, 06/15/26 (Call 05/15/26)	820	731,967
1.88%, 02/07/25(a)	915	865,650
5.45%, 10/30/25	797	811,857
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23(a)	1,271	1,267,302
1.88%, 01/15/27 (Call 12/15/26)	1,945	1,754,970
2.94%, 03/21/24 (Call 03/03/23)(a)	2,110	2,067,275
3.55%, 05/01/27 (Call 02/01/27)	410	394,007
4.20%, 06/20/24	1,420	1,407,617
4.26%, 09/01/24	1,595	1,580,878
4.45%, 06/20/25	1,345	1,336,680
4.63%, 07/15/27 (Call 06/15/27)	1,880	1,883,222
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	145	138,497
OGE Energy Corp., 0.70%, 05/26/23 (Call 03/03/23)(a)	135	133,200
Oklahoma Gas & Electric Co., 0.55%, 05/26/23 (Call 03/03/23)(a)	300	295,846
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	980	955,035
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 03/03/23)	1,360	1,324,193
2.10%, 08/01/27 (Call 06/01/27)	455	398,714
2.95%, 03/01/26 (Call 12/01/25)	1,004	935,445
3.15%, 01/01/26	2,462	2,330,624
3.25%, 02/16/24 (Call 02/16/23)	4,110	4,040,067
3.30%, 12/01/27 (Call 09/01/27)	1,500	1,377,141

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.45%, 07/01/25	$380	$363,362
3.50%, 06/15/25 (Call 03/15/25)	920	876,791
4.25%, 08/01/23 (Call 07/01/23)(a)	429	427,200
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	911	835,946
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	1,070	1,014,253
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	755	683,562
0.84%, 11/08/23 (Call 03/03/23)(a)	770	744,846
2.88%, 06/15/24 (Call 05/15/24)	1,329	1,291,935
5.85%, 11/15/27 (Call 10/15/27)	50	52,489
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	520	487,385
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	180	170,184
3.30%, 04/01/25 (Call 03/01/25)	370	357,960
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	1,360	1,299,038
5.85%, 11/01/27 (Call 10/01/27)	630	663,254
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	828	821,883
Series D, 4.70%, 06/01/27 (Call 05/01/27)(a)	1,155	1,160,524
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,406	1,368,886
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	1,576	1,562,814
3.25%, 07/01/26 (Call 04/01/26)	2,425	2,305,893
5.15%, 10/06/25	995	1,005,194
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	1,092	1,043,315
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	603	594,901
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	870	790,811
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	748	723,910
Series A, 3.50%, 03/15/27 (Call 12/15/26)	335	323,071
Series B, 3.75%, 05/15/27 (Call 04/15/27)(a)	1,140	1,111,531
Series C, 2.75%, 03/15/23 (Call 02/21/23)(a)	840	838,230
WEC Energy Group Inc.
0.55%, 09/15/23(a)	969	944,174
0.80%, 03/15/24 (Call 02/15/24)	525	501,254
1.38%, 10/15/27 (Call 08/15/27)	5	4,360
4.75%, 01/09/26 (Call 12/09/25)	750	751,542
5.00%, 09/27/25 (Call 08/27/25)(a)	835	839,818
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)(a)	471	457,622
1.75%, 03/15/27 (Call 02/15/27)	440	395,668
3.30%, 06/01/25 (Call 12/01/24)	1,116	1,077,832
3.35%, 12/01/26 (Call 06/01/26)	162	154,588
		104,287,920
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	674	594,858
1.80%, 10/15/27 (Call 08/15/27)(a)	100	89,307
2.63%, 02/15/23	694	693,429
3.15%, 06/01/25 (Call 03/01/25)	679	658,432
		2,036,026
Electronics — 0.6%
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,527	1,479,528
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	802	770,433
4.75%, 06/15/25 (Call 03/15/25)	852	844,182
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	1,005	954,570
Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	$2,150	$1,910,025
1.35%, 06/01/25 (Call 05/01/25)(a)	1,982	1,847,752
2.30%, 08/15/24 (Call 07/15/24)	1,421	1,373,350
2.50%, 11/01/26 (Call 08/01/26)	1,370	1,290,508
4.95%, 02/15/28 (Call 01/15/28)	760	788,610
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	897	810,019
4.25%, 05/15/27 (Call 04/15/27)(a)	925	899,238
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	1,263	1,259,395
4.60%, 04/06/27 (Call 01/06/27)	295	295,275
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 02/13/23)	920	863,344
1.75%, 08/09/26 (Call 07/09/26)	1,050	915,021
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	890	775,388
		17,076,638
Entertainment — 0.3%
Magallanes Inc.
3.43%, 03/15/24(c)	1,704	1,667,699
3.53%, 03/15/24 (Call 03/15/23)(c)	790	771,862
3.64%, 03/15/25(c)	1,275	1,229,567
3.76%, 03/15/27 (Call 02/15/27)(c)	5,170	4,845,005
3.79%, 03/15/25 (Call 03/15/23)(c)	970	936,698
		9,450,831
Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	1,440	1,389,413
2.90%, 07/01/26 (Call 04/01/26)	590	558,191
3.20%, 03/15/25 (Call 12/15/24)	1,056	1,021,556
3.38%, 11/15/27 (Call 08/15/27)	80	76,313
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,233	1,117,735
2.40%, 05/15/23 (Call 03/15/23)(a)	711	707,038
3.15%, 11/15/27 (Call 08/15/27)	100	95,458
		4,965,704
Food — 1.3%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	202	201,793
3.95%, 03/15/25 (Call 01/15/25)	1,565	1,541,381
Conagra Brands Inc.
0.50%, 08/11/23 (Call 03/03/23)(a)	725	708,080
1.38%, 11/01/27 (Call 09/01/27)	1,200	1,027,054
4.30%, 05/01/24 (Call 04/01/24)(a)	1,910	1,889,897
4.60%, 11/01/25 (Call 09/01/25)	1,447	1,437,444
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	5	4,844
3.65%, 02/15/24 (Call 11/15/23)	715	709,630
4.00%, 04/17/25 (Call 02/17/25)	1,493	1,468,548
5.24%, 11/18/25 (Call 11/18/23)	365	366,754
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	1,210	1,125,137
3.38%, 05/15/23 (Call 04/15/23)	683	680,564
Hormel Foods Corp., 0.65%, 06/03/24 (Call 03/03/23)	670	635,548
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	145	138,075
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 2.50%, 01/15/27 (Call 12/15/26)(c)	1,086	967,496
JM Smucker Co. (The), 3.50%, 03/15/25(a)	1,010	982,210
Kellogg Co.
2.65%, 12/01/23(a)	1,018	1,004,004

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.25%, 04/01/26	$1,285	$1,239,666
3.40%, 11/15/27 (Call 08/15/27)	20	19,129
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	3,050	2,900,236
3.88%, 05/15/27 (Call 02/15/27)	1,565	1,522,401
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	1,235	1,153,767
3.50%, 02/01/26 (Call 11/01/25)	895	866,604
3.70%, 08/01/27 (Call 05/01/27)(a)	150	145,172
3.85%, 08/01/23 (Call 05/01/23)(a)	888	885,753
4.00%, 02/01/24 (Call 11/01/23)	1,080	1,068,589
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	1,176	1,047,937
3.15%, 08/15/24 (Call 06/15/24)	1,180	1,148,545
3.40%, 08/15/27 (Call 05/15/27)	165	156,486
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,374	1,283,782
2.13%, 03/17/24	580	563,367
2.63%, 03/17/27 (Call 01/17/27)	1,658	1,544,170
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	700	660,569
3.30%, 07/15/26 (Call 04/15/26)	810	778,928
3.75%, 10/01/25 (Call 07/01/25)	1,213	1,184,996
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,895	1,816,592
3.95%, 08/15/24 (Call 05/15/24)	1,575	1,555,117
4.00%, 03/01/26 (Call 01/01/26)	1,386	1,361,772
Walmart Inc., 3.90%, 09/09/25(a)	855	850,521
		38,642,558
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	751	771,781

Gas — 0.3%
Atmos Energy Corp.
0.63%, 03/09/23 (Call 02/16/23)(a)	272	270,913
3.00%, 06/15/27 (Call 03/15/27)	100	95,125
CenterPoint Energy Resources Corp., 0.70%, 03/02/23(a)	100	99,579
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,474	1,418,705
National Fuel Gas Co.
3.75%, 03/01/23(a)	245	244,676
5.50%, 01/15/26 (Call 12/15/25)	883	885,475
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	2,335	2,128,055
3.49%, 05/15/27 (Call 02/15/27)	815	782,674
ONE Gas Inc., 1.10%, 03/11/24 (Call 02/16/23)	581	557,561
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,495	1,414,927
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	430	403,503
		8,301,193
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26(a)	400	406,048
6.05%, 04/15/28	290	294,080
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	1,190	1,134,944
3.40%, 03/01/26 (Call 01/01/26)	1,110	1,068,152
		2,903,224
Security	Par (000)	Value

Health Care - Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	$1,797	$1,744,824
3.40%, 11/30/23 (Call 09/30/23)	1,690	1,671,033
3.75%, 11/30/26 (Call 08/30/26)	1,510	1,490,371
Baxter International Inc.
0.87%, 12/01/23	500	482,939
1.32%, 11/29/24	1,020	958,440
1.92%, 02/01/27 (Call 01/01/27)(a)	1,755	1,584,120
2.60%, 08/15/26 (Call 05/15/26)(a)	400	372,338
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,148	1,079,749
3.45%, 03/01/24 (Call 02/01/24)	1,297	1,277,056
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,130	1,098,562
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	1,646	1,580,140
GE Healthcare Holding LLC
5.55%, 11/15/24(c)	605	609,834
5.60%, 11/15/25 (Call 10/15/25)(c)	665	675,825
5.65%, 11/15/27 (Call 10/15/27)(c)	3,225	3,339,513
PerkinElmer Inc.
0.55%, 09/15/23 (Call 03/03/23)(a)	315	306,717
0.85%, 09/15/24 (Call 03/03/23)	820	766,927
Stryker Corp.
0.60%, 12/01/23 (Call 02/13/23)(a)	954	925,583
1.15%, 06/15/25 (Call 05/15/25)(a)	740	683,710
3.38%, 05/15/24 (Call 02/15/24)	996	978,257
3.38%, 11/01/25 (Call 08/01/25)	1,190	1,153,353
3.50%, 03/15/26 (Call 12/15/25)	1,905	1,848,626
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 03/03/23)(a)	2,375	2,307,980
1.22%, 10/18/24 (Call 03/03/23)	2,475	2,337,134
4.80%, 11/21/27 (Call 10/21/27)	1,575	1,617,803
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 03/03/23)	1,603	1,511,410
3.05%, 01/15/26 (Call 12/15/25)	1,224	1,165,041
3.55%, 04/01/25 (Call 01/01/25)	1,150	1,117,519
		34,684,804
Health Care - Services — 1.9%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	1,926	1,910,514
3.50%, 11/15/24 (Call 08/15/24)	1,832	1,790,510
Anthem Inc., 0.45%, 03/15/23	371	369,015
Centene Corp., 4.25%, 12/15/27 (Call 12/15/23)(a)	320	307,101
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	1,097	1,059,900
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,025	934,202
2.38%, 01/15/25 (Call 12/15/24)(a)	1,701	1,625,535
3.35%, 12/01/24 (Call 10/01/24)	1,880	1,836,066
3.50%, 08/15/24 (Call 05/15/24)	1,463	1,430,243
3.65%, 12/01/27 (Call 09/01/27)	200	193,055
4.90%, 02/08/26	1,350	1,344,621
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(c)	1,565	1,454,324
4.50%, 02/15/27 (Call 08/15/26)	1,640	1,612,737
5.00%, 03/15/24(a)	2,773	2,766,684
5.25%, 04/15/25	1,915	1,915,270
5.25%, 06/15/26 (Call 12/15/25)	2,007	2,009,410
5.38%, 02/01/25	3,135	3,144,907
5.38%, 09/01/26 (Call 03/01/26)	1,575	1,582,898
5.88%, 02/15/26 (Call 08/15/25)	2,055	2,087,510

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
0.65%, 08/03/23 (Call 02/08/23)	$520	$510,121
1.35%, 02/03/27 (Call 01/03/27)	1,962	1,729,623
3.85%, 10/01/24 (Call 07/01/24)	1,642	1,618,107
3.95%, 03/15/27 (Call 12/15/26)	125	122,094
4.50%, 04/01/25 (Call 03/01/25)	902	894,583
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	300	287,189
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	1,060	954,338
3.25%, 09/01/24 (Call 07/01/24)	1,227	1,196,555
3.60%, 02/01/25 (Call 11/01/24)	1,773	1,725,784
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	1,270	1,221,491
3.50%, 03/30/25 (Call 12/30/24)	1,292	1,254,968
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	20	19,930
Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	45	43,699
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	630	619,616
0.55%, 05/15/24 (Call 02/13/23)	1,353	1,284,751
1.15%, 05/15/26 (Call 04/15/26)	1,260	1,139,840
1.25%, 01/15/26(a)	321	295,790
2.38%, 08/15/24	969	937,474
2.75%, 02/15/23	467	466,693
2.88%, 03/15/23	702	700,881
2.95%, 10/15/27	845	798,381
3.10%, 03/15/26	1,424	1,374,210
3.38%, 04/15/27	335	324,549
3.45%, 01/15/27	475	461,644
3.50%, 06/15/23	710	708,039
3.50%, 02/15/24	1,311	1,294,774
3.75%, 07/15/25(a)	2,201	2,168,080
5.00%, 10/15/24(a)	450	454,496
5.15%, 10/15/25	1,450	1,478,561
5.25%, 02/15/28 (Call 01/15/28)	370	385,602
Universal Health Services Inc., 1.65%, 09/01/26	635	559,534
		56,405,899
Holding Companies - Diversified — 0.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,710	1,494,406
2.88%, 06/15/27 (Call 05/15/27)(a)	600	532,257
3.25%, 07/15/25 (Call 06/15/25)(a)	370	348,273
3.50%, 02/10/23	1,125	1,124,395
3.88%, 01/15/26 (Call 12/15/25)	1,767	1,661,836
4.20%, 06/10/24 (Call 05/10/24)	1,254	1,234,367
4.25%, 03/01/25 (Call 01/01/25)	968	936,702
Blackstone Private Credit Fund
2.35%, 11/22/24(a)	610	571,037
2.63%, 12/15/26 (Call 11/15/26)	1,545	1,330,262
2.70%, 01/15/25 (Call 11/15/24)	645	603,883
3.25%, 03/15/27 (Call 02/15/27)	1,220	1,071,040
4.70%, 03/24/25(a)	1,205	1,171,126
7.05%, 09/29/25(a)(c)	894	906,624
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	605	515,153
2.75%, 09/16/26 (Call 08/16/26)	655	580,286
3.63%, 01/15/26 (Call 12/15/25)	1,830	1,703,323
FS KKR Capital Corp.
1.65%, 10/12/24	695	643,504
Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.25%, 07/15/27 (Call 06/15/27)	$570	$494,610
3.40%, 01/15/26 (Call 12/15/25)	1,319	1,204,682
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	1,350	1,188,335
3.38%, 04/15/24 (Call 03/15/24)	808	784,153
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	560	481,650
3.40%, 07/15/26 (Call 06/15/26)	937	847,551
3.75%, 07/22/25 (Call 06/22/25)	759	712,688
4.25%, 01/15/26 (Call 12/15/25)	1,132	1,067,408
		23,209,551
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,105	971,957
1.40%, 10/15/27 (Call 08/15/27)(a)	15	12,831
2.50%, 10/15/24 (Call 09/15/24)	939	902,625
2.60%, 10/15/25 (Call 09/15/25)	708	666,900
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	1,145	1,137,419
4.75%, 05/30/25 (Call 02/28/25)	1,209	1,194,363
4.75%, 11/29/27 (Call 05/29/27)	850	839,003
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	585	586,218
5.50%, 03/01/26 (Call 12/01/25)	755	761,780
		7,073,096
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 1.05%, 09/15/27 (Call 07/15/27)	55	47,951

Insurance — 1.5%
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	882	792,868
3.15%, 06/15/23	755	751,919
3.28%, 12/15/26 (Call 09/15/26)	1,070	1,032,251
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	828	788,158
3.90%, 04/01/26 (Call 01/01/26)	1,350	1,323,122
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)(a)	1,635	1,533,372
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/01/24)	1,349	1,324,575
3.88%, 12/15/25 (Call 09/15/25)	770	754,275
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	990	979,932
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,000	951,456
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	1,590	1,496,227
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 03/03/23)	461	460,178
3.00%, 02/11/23	110	109,970
3.13%, 03/15/26 (Call 12/15/25)(a)	3,271	3,176,779
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	10	9,492
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	866	856,698
Chubb INA Holdings Inc.
3.15%, 03/15/25	1,155	1,119,836
3.35%, 05/15/24(a)	931	915,203
3.35%, 05/03/26 (Call 02/03/26)	1,150	1,114,999
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	150	141,500
3.95%, 05/15/24 (Call 02/15/24)	908	895,824
4.50%, 03/01/26 (Call 12/01/25)	320	318,804

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	$569	$568,618
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(c)	455	440,254
3.65%, 04/05/27 (Call 03/05/27)(c)	2,504	2,388,692
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	680	679,321
Jackson Financial Inc., 1.13%, 11/22/23	185	179,312
Lincoln National Corp., 4.00%, 09/01/23(a)	520	517,007
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)(a)	407	404,824
3.75%, 04/01/26 (Call 01/01/26)	1,030	1,005,511
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	1,315	1,217,073
4.15%, 03/04/26	1,110	1,099,003
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	957	942,593
3.50%, 03/10/25 (Call 12/10/24)	856	837,094
3.75%, 03/14/26 (Call 12/14/25)(a)	1,088	1,065,599
3.88%, 03/15/24 (Call 02/15/24)(a)	2,085	2,063,676
MetLife Inc.
3.00%, 03/01/25	651	630,723
3.60%, 04/10/24	1,686	1,667,029
3.60%, 11/13/25 (Call 08/13/25)	799	781,162
Series D, 4.37%, 09/15/23(a)	1,751	1,753,832
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	379	363,922
Progressive Corp. (The)
2.45%, 01/15/27(a)	350	326,802
2.50%, 03/15/27 (Call 02/15/27)	1,045	974,866
Prudential Financial Inc., 1.50%, 03/10/26
(Call 02/10/26)(a)	1,170	1,068,154
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	715	702,480
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	246	240,799
4.65%, 06/15/27 (Call 05/15/27)(a)	1,805	1,788,516
		44,554,300
Internet — 1.8%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,644	1,499,477
0.80%, 08/15/27 (Call 06/15/27)	385	335,068
2.00%, 08/15/26 (Call 05/15/26)	1,950	1,814,619
3.38%, 02/25/24(a)	1,548	1,528,809
Amazon.com Inc.
0.25%, 05/12/23	639	631,836
0.40%, 06/03/23	1,039	1,024,892
0.45%, 05/12/24	1,398	1,326,250
0.80%, 06/03/25 (Call 05/03/25)	1,771	1,631,171
1.00%, 05/12/26 (Call 04/12/26)	3,395	3,053,120
1.20%, 06/03/27 (Call 04/03/27)	965	851,492
2.40%, 02/22/23	1,529	1,527,161
2.73%, 04/13/24	825	808,228
2.80%, 08/22/24 (Call 06/22/24)	3,185	3,101,852
3.00%, 04/13/25	1,815	1,762,675
3.15%, 08/22/27 (Call 05/22/27)(a)	4,135	3,954,837
3.30%, 04/13/27 (Call 03/13/27)(a)	2,750	2,658,792
3.80%, 12/05/24 (Call 09/05/24)	1,763	1,750,560
4.55%, 12/01/27 (Call 11/01/27)	2,000	2,023,662
4.60%, 12/01/25	1,840	1,856,083
4.70%, 11/29/24	1,950	1,959,000
5.20%, 12/03/25 (Call 09/03/25)(a)	1,207	1,233,153

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	$728	$726,292
3.60%, 06/01/26 (Call 03/01/26)	1,597	1,552,605
3.65%, 03/15/25 (Call 12/15/24)	832	815,588
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,265	1,141,633
1.90%, 03/11/25 (Call 02/11/25)	1,688	1,593,524
3.45%, 08/01/24 (Call 05/01/24)	1,233	1,208,495
3.60%, 06/05/27 (Call 03/05/27)(a)	350	338,073
Expedia Group Inc.
4.63%, 08/01/27 (Call 05/01/27)	825	812,322
5.00%, 02/15/26 (Call 11/15/25)(a)	1,292	1,291,046
Meta Platforms Inc., 3.50%, 08/15/27	4,855	4,663,038
Netflix Inc.
4.38%, 11/15/26	630	625,357
5.88%, 02/15/25	1,250	1,269,425
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/23)	435	429,867
5.25%, 04/01/25 (Call 01/01/25)	890	892,897
		53,692,899
Iron & Steel — 0.2%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	1,140	1,189,020
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	1,040	977,968
3.95%, 05/23/25	930	915,820
4.30%, 05/23/27 (Call 04/23/27)	1,300	1,288,317
		4,371,125
Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 03/03/23)(a)	795	773,373
1.80%, 10/01/24 (Call 03/03/23)	1,130	1,068,141
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	937	921,032
5.00%, 10/15/27 (Call 09/15/27)	575	582,136
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,333	1,354,047
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,325	1,259,330
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	1,345	1,277,151
5.63%, 08/08/25 (Call 06/08/25)(a)	245	243,469
		7,478,679
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	273	271,924
0.45%, 09/14/23(a)	290	283,425
0.45%, 05/17/24	1,369	1,296,321
0.60%, 09/13/24	380	356,920
0.65%, 07/07/23	567	557,249
0.80%, 11/13/25(a)	1,436	1,302,480
0.90%, 03/02/26	1,245	1,122,701
0.95%, 01/10/24(a)	1,055	1,017,785
1.10%, 09/14/27	85	74,329
1.15%, 09/14/26	983	878,591
1.45%, 05/15/25	804	751,555
1.70%, 01/08/27(a)	1,595	1,463,462
2.15%, 11/08/24	1,635	1,570,781
2.85%, 05/17/24	955	933,196
3.25%, 12/01/24(a)	676	661,012
3.40%, 05/13/25	745	727,217
3.45%, 05/15/23	630	627,604

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.60%, 08/12/27	$810	$790,523
3.65%, 12/07/23	1,094	1,086,902
3.65%, 08/12/25	1,185	1,160,782
3.75%, 11/24/23	450	446,134
4.80%, 01/06/26	1,000	1,013,111
4.90%, 01/17/25	820	827,718
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	1,988	1,960,400
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	950	851,593
1.88%, 01/15/26 (Call 12/15/25)(a)	965	893,618
1.95%, 07/02/23(a)	682	673,517
3.95%, 05/23/25	985	964,922
4.20%, 01/15/24	874	867,235
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	45	43,745
4.50%, 08/15/23(a)	979	975,359
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,095	1,055,098
John Deere Capital Corp.
0.40%, 10/10/23	426	413,229
0.45%, 01/17/24(a)	820	787,333
0.45%, 06/07/24	850	804,106
0.63%, 09/10/24	615	578,815
0.70%, 01/15/26	915	823,453
0.90%, 01/10/24	450	434,853
1.05%, 06/17/26	1,615	1,452,607
1.20%, 04/06/23(a)	135	134,135
1.25%, 01/10/25	1,000	940,445
1.70%, 01/11/27	1,710	1,559,387
1.75%, 03/09/27	230	209,598
2.05%, 01/09/25	519	495,518
2.35%, 03/08/27(a)	2,610	2,426,111
2.60%, 03/07/24	1,164	1,139,127
2.65%, 06/24/24(a)	1,047	1,018,452
2.65%, 06/10/26	405	383,113
2.80%, 03/06/23	483	482,060
2.80%, 09/08/27	30	28,231
3.35%, 06/12/24	960	944,646
3.40%, 06/06/25(a)	445	434,355
3.45%, 03/13/25	1,206	1,180,156
3.65%, 10/12/23(a)	581	575,997
4.05%, 09/08/25	750	742,922
4.15%, 09/15/27	805	802,810
4.55%, 10/11/24(a)	460	460,007
4.75%, 01/20/28	510	520,805
4.80%, 01/09/26	510	516,430
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,910	1,802,120
2.29%, 04/05/27 (Call 02/05/27)(a)	595	545,274
Rockwell Automation Inc., 0.35%, 08/15/23
(Call 02/13/23)(a)	370	361,262
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	821	776,008
3.45%, 11/15/26 (Call 08/15/26)	1,340	1,266,514
4.40%, 03/15/24 (Call 02/15/24)	1,254	1,239,014
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	745	708,254
		54,494,356
Manufacturing — 0.5%
3M Co.
1.75%, 02/14/23 (Call 02/13/23)	511	510,525
2.00%, 02/14/25 (Call 01/14/25)	874	831,127

Security	Par (000)	Value

Manufacturing (continued)
2.25%, 03/15/23 (Call 02/15/23)(a)	$666	$664,042
2.25%, 09/19/26 (Call 06/19/26)(a)	865	803,796
2.65%, 04/15/25 (Call 03/15/25)(a)	763	732,120
2.88%, 10/15/27 (Call 07/15/27)(a)	220	206,243
3.00%, 08/07/25(a)	1,100	1,061,171
3.25%, 02/14/24 (Call 01/14/24)	1,454	1,431,830
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	200	189,264
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	722	683,752
3.50%, 03/01/24 (Call 12/01/23)	419	413,509
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,268	1,230,486
3.25%, 03/01/27 (Call 12/01/26)	330	313,081
3.30%, 11/21/24 (Call 08/21/24)	729	709,364
3.65%, 06/15/24	1,929	1,893,502
4.25%, 09/15/27 (Call 08/15/27)	640	632,879
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	953	951,877
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	1,104	1,082,424
		14,340,992
Media — 1.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	1,506	1,492,431
4.91%, 07/23/25 (Call 04/23/25)	6,076	6,046,889
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,194	1,108,192
3.15%, 03/01/26 (Call 12/01/25)	2,425	2,340,100
3.30%, 02/01/27 (Call 11/01/26)	4,115	3,955,993
3.30%, 04/01/27 (Call 02/01/27)	250	240,124
3.38%, 02/15/25 (Call 11/15/24)	1,930	1,886,628
3.38%, 08/15/25 (Call 05/15/25)	2,277	2,212,991
3.70%, 04/15/24 (Call 03/15/24)	2,355	2,328,676
3.95%, 10/15/25 (Call 08/15/25)	3,320	3,273,939
5.25%, 11/07/25	600	612,767
5.35%, 11/15/27 (Call 10/15/27)	365	380,581
Discovery Communications LLC, 4.90%, 03/11/26
(Call 12/11/25)	990	981,318
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)(a)	1,270	1,185,322
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	894	861,786
4.03%, 01/25/24 (Call 12/25/23)	937	928,622
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	930	855,288
4.00%, 01/15/26 (Call 10/15/25)	766	743,778
4.75%, 05/15/25 (Call 04/15/25)	973	965,800
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	635	609,622
4.30%, 11/23/23 (Call 08/23/23)(a)	701	696,258
Time Warner Cable Enterprises LLC, 8.38%, 03/15/23	1,101	1,105,567
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	1,026	940,944
2.95%, 06/15/27(a)	85	80,659
3.00%, 02/13/26(a)	1,984	1,902,945
3.15%, 09/17/25	1,085	1,048,941
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,954	1,870,419
1.75%, 01/13/26(a)	2,453	2,270,610
2.20%, 01/13/28	140	127,400

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25(a)	$2,264	$2,206,847
3.70%, 09/15/24 (Call 06/15/24)	841	827,463
3.70%, 10/15/25 (Call 07/15/25)	976	954,477
3.70%, 03/23/27	740	726,139
		47,769,516
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	1,143	1,112,866

Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	843	842,243
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 03/03/23)(a)	512	511,234
4.55%, 11/14/24 (Call 08/14/24)	865	855,488
5.00%, 09/01/27 (Call 09/01/23)	105	104,217
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	50	48,437
5.95%, 03/15/24 (Call 12/15/23)	980	983,273
		3,344,892
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(a)	1,055	950,839
4.13%, 05/01/25 (Call 05/01/23)	650	629,046
5.50%, 12/01/24 (Call 06/01/24)	1,050	1,049,895
		2,629,780
Oil & Gas — 2.9%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	2,180	2,074,210
3.12%, 05/04/26 (Call 02/04/26)(a)	1,432	1,375,388
3.41%, 02/11/26 (Call 12/11/25)	1,135	1,103,467
3.54%, 04/06/27 (Call 02/06/27)	450	437,075
3.59%, 04/14/27 (Call 01/14/27)(a)	580	563,447
3.80%, 09/21/25 (Call 07/21/25)(a)	1,795	1,775,390
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	670	642,125
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	1,172	1,096,625
3.80%, 04/15/24 (Call 01/15/24)	1,000	985,220
3.85%, 06/01/27 (Call 03/01/27)(a)	930	897,834
3.90%, 02/01/25 (Call 11/01/24)	973	952,732
Chevron Corp.
1.14%, 05/11/23(a)	1,195	1,183,442
1.55%, 05/11/25 (Call 04/11/25)	3,529	3,322,157
2.00%, 05/11/27 (Call 03/11/27)	945	867,465
2.90%, 03/03/24 (Call 01/03/24)	1,271	1,249,631
2.95%, 05/16/26 (Call 02/16/26)	2,715	2,607,413
3.33%, 11/17/25 (Call 08/17/25)	694	677,556
Chevron USA Inc.
0.43%, 08/11/23(a)	616	604,013
0.69%, 08/12/25 (Call 07/12/25)	1,378	1,256,949
1.02%, 08/12/27 (Call 06/12/27)	80	70,156
3.90%, 11/15/24 (Call 08/15/24)	1,542	1,527,787
ConocoPhillips Co.
2.13%, 03/08/24 (Call 03/03/23)(a)	825	802,067
2.40%, 03/07/25 (Call 03/07/23)(a)	1,280	1,224,366
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,890	1,853,714
4.38%, 01/15/28 (Call 10/15/27)(a)	70	66,614
4.50%, 04/15/23 (Call 03/03/23)	733	732,168
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)	715	675,483

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
2.63%, 03/15/23 (Call 03/03/23)	$1,235	$1,232,247
3.15%, 04/01/25 (Call 01/01/25)	1,230	1,195,133
4.15%, 01/15/26 (Call 10/15/25)	895	888,876
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,645	1,563,981
5.68%, 10/01/25 (Call 10/04/23)	310	310,448
6.13%, 02/01/25 (Call 01/01/25)	1,045	1,056,860
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	290	268,993
2.65%, 01/15/24(a)	501	491,006
2.88%, 04/06/25 (Call 03/06/25)	694	670,891
3.00%, 04/06/27 (Call 02/06/27)(a)	250	238,997
3.25%, 11/10/24	1,245	1,221,642
3.70%, 03/01/24(a)	1,722	1,702,722
Exxon Mobil Corp.
1.57%, 04/15/23	1,787	1,776,005
2.02%, 08/16/24 (Call 07/16/24)	1,293	1,246,697
2.28%, 08/16/26 (Call 06/16/26)	935	874,386
2.71%, 03/06/25 (Call 12/06/24)	2,440	2,362,210
2.73%, 03/01/23 (Call 02/13/23)	341	340,634
2.99%, 03/19/25 (Call 02/19/25)	3,713	3,606,120
3.04%, 03/01/26 (Call 12/01/25)	3,465	3,337,028
3.18%, 03/15/24 (Call 12/15/23)	736	724,447
3.29%, 03/19/27 (Call 01/19/27)(a)	800	780,263
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	952	933,431
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	1,165	1,135,106
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	1,851	1,817,947
4.70%, 05/01/25 (Call 04/01/25)	2,218	2,212,984
5.13%, 12/15/26 (Call 09/15/26)(a)	705	712,231
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	915	918,898
Phillips 66
0.90%, 02/15/24 (Call 03/03/23)	993	952,081
1.30%, 02/15/26 (Call 01/15/26)	870	789,930
3.85%, 04/09/25 (Call 03/09/25)	1,291	1,270,535
Pioneer Natural Resources Co.
0.55%, 05/15/23(a)	410	404,832
1.13%, 01/15/26 (Call 12/15/25)	880	795,548
Shell International Finance BV
0.38%, 09/15/23	267	259,644
2.00%, 11/07/24 (Call 10/07/24)	2,273	2,180,913
2.50%, 09/12/26	925	871,746
2.88%, 05/10/26	2,745	2,617,572
3.25%, 05/11/25(a)	3,970	3,877,113
3.50%, 11/13/23 (Call 10/13/23)(a)	1,385	1,370,949
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23(a)	1,420	1,406,833
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	1,814	1,746,747
3.70%, 01/15/24	600	593,510
3.75%, 04/10/24	1,919	1,899,319
Valero Energy Corp., 2.15%, 09/15/27 (Call 07/15/27)(a)	125	112,684
		85,394,633
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	330	319,663
2.06%, 12/15/26 (Call 11/15/26)	1,140	1,036,686
3.34%, 12/15/27 (Call 09/15/27)	50	47,401

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)(a)	$1,205	$1,118,622
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	1,987	1,966,981
		4,489,353
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	930	892,236
Amcor Flexibles North America Inc., 4.00%, 05/17/25
(Call 04/17/25)(a)	945	924,745
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	975	932,868
1.57%, 01/15/26 (Call 12/15/25)	820	741,094
Packaging Corp. of America, 3.40%, 12/15/27
(Call 09/15/27)	25	23,657
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	15	14,462
3.38%, 09/15/27 (Call 06/15/27)	15	14,079
3.75%, 03/15/25 (Call 01/15/25)	1,282	1,248,878
4.65%, 03/15/26 (Call 01/15/26)	1,155	1,150,589
		5,942,608
Pharmaceuticals — 5.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	3,760	3,621,535
2.85%, 05/14/23 (Call 03/14/23)(a)	1,343	1,335,104
2.95%, 11/21/26 (Call 09/21/26)	5,530	5,246,849
3.20%, 05/14/26 (Call 02/14/26)	2,935	2,813,761
3.60%, 05/14/25 (Call 02/14/25)	4,590	4,461,568
3.75%, 11/14/23 (Call 10/14/23)(a)	1,785	1,772,571
3.80%, 03/15/25 (Call 12/15/24)	4,085	4,007,249
3.85%, 06/15/24 (Call 03/15/24)	1,433	1,415,145
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 03/03/23)(a)	691	687,843
3.25%, 03/01/25 (Call 12/01/24)	995	964,204
3.40%, 05/15/24 (Call 02/15/24)	1,164	1,141,630
3.45%, 12/15/27 (Call 09/15/27)(a)	25	23,921
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 03/03/23)	2,725	2,588,131
1.20%, 05/28/26 (Call 04/28/26)	3,162	2,858,035
AstraZeneca PLC
0.30%, 05/26/23	1,760	1,738,231
0.70%, 04/08/26 (Call 03/08/26)	485	432,465
3.13%, 06/12/27 (Call 03/12/27)	235	224,936
3.38%, 11/16/25	1,847	1,803,321
3.50%, 08/17/23 (Call 07/17/23)(a)	1,688	1,681,333
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,590	1,558,114
3.70%, 06/06/27 (Call 03/06/27)	2,235	2,172,535
3.73%, 12/15/24 (Call 09/15/24)(a)	1,315	1,292,240
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 03/03/23).	271	263,565
0.75%, 11/13/25 (Call 10/13/25)(a)	1,435	1,301,903
1.13%, 11/13/27 (Call 09/13/27)	125	109,532
2.75%, 02/15/23	978	977,454
2.90%, 07/26/24 (Call 06/26/24)	3,863	3,771,053
3.20%, 06/15/26 (Call 04/15/26)	2,489	2,410,404
3.25%, 11/01/23(a)	580	576,205
3.25%, 02/27/27	400	387,149
3.45%, 11/15/27 (Call 08/15/27)(a)	1,910	1,856,256
3.88%, 08/15/25 (Call 05/15/25)	30	29,261

Security	Par (000)	Value

Pharmaceuticals (continued)
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	$1,520	$1,481,542
3.20%, 03/15/23	525	523,997
3.41%, 06/15/27 (Call 03/15/27)	220	210,008
3.75%, 09/15/25 (Call 06/15/25)	1,070	1,043,171
Cigna Corp.
0.61%, 03/15/24 (Call 03/03/23)	783	746,228
1.25%, 03/15/26 (Call 02/15/26)	1,348	1,214,467
3.00%, 07/15/23 (Call 05/16/23)	780	773,006
3.05%, 10/15/27 (Call 07/15/27)	190	178,439
3.25%, 04/15/25 (Call 01/15/25)	1,248	1,211,898
3.40%, 03/01/27 (Call 12/01/26)	1,515	1,450,870
3.50%, 06/15/24 (Call 03/17/24)	1,428	1,402,858
3.75%, 07/15/23 (Call 06/15/23)	1,556	1,547,500
4.13%, 11/15/25 (Call 09/15/25)	2,910	2,874,928
4.50%, 02/25/26 (Call 11/27/25)	1,881	1,872,434
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	3,080	2,668,861
2.63%, 08/15/24 (Call 07/15/24)	1,536	1,488,401
2.88%, 06/01/26 (Call 03/01/26)	2,954	2,796,426
3.00%, 08/15/26 (Call 06/15/26)	620	586,272
3.38%, 08/12/24 (Call 05/12/24)	988	967,418
3.63%, 04/01/27 (Call 02/01/27)	890	860,112
3.88%, 07/20/25 (Call 04/20/25)	3,637	3,562,607
4.10%, 03/25/25 (Call 01/25/25)(a)	1,467	1,454,880
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	1,232	1,187,391
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	1,478	1,454,889
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 03/03/23)	1,793	1,749,502
3.00%, 06/01/24 (Call 05/01/24)	1,979	1,936,003
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	757	691,812
0.95%, 09/01/27 (Call 07/01/27)	325	286,176
2.05%, 03/01/23	603	601,869
2.45%, 03/01/26 (Call 12/01/25)	1,770	1,688,335
2.63%, 01/15/25 (Call 11/15/24)	731	709,142
2.95%, 03/03/27 (Call 12/03/26)	1,135	1,091,852
3.38%, 12/05/23(a)	290	286,625
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	795	712,166
1.30%, 08/15/26 (Call 07/15/26)(a)	1,220	1,088,034
3.80%, 03/15/24 (Call 12/15/23)	1,666	1,642,556
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	899	890,456
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,894	1,703,405
1.70%, 06/10/27 (Call 05/10/27)	2,275	2,054,862
2.75%, 02/10/25 (Call 11/10/24)	3,405	3,310,945
2.80%, 05/18/23(a)	2,089	2,079,114
2.90%, 03/07/24 (Call 02/07/24)	1,487	1,456,795
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	767	763,951
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	956	907,354
2.00%, 02/14/27 (Call 12/14/26)	430	398,727
3.00%, 11/20/25 (Call 08/20/25)	2,958	2,852,709
3.10%, 05/17/27 (Call 02/17/27)	2,660	2,564,752
3.40%, 05/06/24	1,352	1,333,243
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	1,499	1,383,339
2.75%, 06/03/26(a)	873	834,338

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.95%, 03/15/24 (Call 02/15/24)	$1,161	$1,139,608
3.00%, 06/15/23(a)	1,827	1,818,914
3.00%, 12/15/26(a)	1,315	1,268,456
3.20%, 09/15/23 (Call 08/15/23)(a)	1,346	1,336,189
3.40%, 05/15/24	1,507	1,486,639
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	1,289	1,284,932
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	1,845	1,819,149
3.20%, 09/23/26 (Call 06/23/26)	3,685	3,518,533
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	421	420,846
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	3,180	3,029,593
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,203	1,107,175
2.30%, 06/22/27 (Call 04/22/27)	850	748,638
Wyeth LLC, 6.45%, 02/01/24(a)	773	785,809
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)(a)	220	207,569
3.25%, 02/01/23	1,294	1,294,000
4.50%, 11/13/25 (Call 08/13/25)(a)	1,680	1,677,286
5.40%, 11/14/25 (Call 10/14/25)	200	204,723
		147,248,227
Pipelines — 3.1%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	520	505,800
4.95%, 12/15/24 (Call 09/15/24)	1,043	1,036,330
5.95%, 06/01/26 (Call 03/01/26)	930	952,493
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	1,285	1,294,924
5.88%, 03/31/25 (Call 10/02/24)	2,262	2,285,185
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	1,814	1,797,983
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 03/03/23)(a)	150	149,555
5.38%, 07/15/25 (Call 04/15/25)	740	738,458
5.63%, 07/15/27 (Call 04/15/27)	670	680,466
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	784	799,918
Enbridge Inc.
0.55%, 10/04/23	715	693,775
1.60%, 10/04/26 (Call 09/04/26)	718	640,932
2.50%, 01/15/25 (Call 12/15/24)	927	883,527
2.50%, 02/14/25	525	498,989
3.50%, 06/10/24 (Call 03/10/24)(a)	1,000	978,880
3.70%, 07/15/27 (Call 04/15/27)(a)	100	96,044
4.00%, 10/01/23 (Call 07/01/23)	1,037	1,029,817
4.25%, 12/01/26 (Call 09/01/26)	960	938,501
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,778	1,695,388
3.60%, 02/01/23	385	385,000
3.90%, 05/15/24 (Call 02/15/24)	610	600,456
3.90%, 07/15/26 (Call 04/15/26)	885	851,293
4.00%, 10/01/27 (Call 07/01/27)	20	19,151
4.05%, 03/15/25 (Call 12/15/24)	1,066	1,042,928
4.20%, 04/15/27 (Call 01/15/27)	810	783,453
4.25%, 03/15/23 (Call 02/16/23)	676	675,486
4.25%, 04/01/24 (Call 01/01/24)	1,111	1,098,879
4.40%, 03/15/27 (Call 12/15/26)(a)	875	854,441
4.50%, 04/15/24 (Call 03/15/24)	1,451	1,438,994
4.75%, 01/15/26 (Call 10/15/25)	1,328	1,316,357

Security	Par (000)	Value

Pipelines (continued)
5.50%, 06/01/27 (Call 03/01/27)	$1,240	$1,258,708
5.88%, 01/15/24 (Call 10/15/23)	655	658,006
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	775	769,387
Energy Transfer LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)	654	650,671
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 03/03/23)	1,290	1,288,468
3.70%, 02/15/26 (Call 11/15/25)(a)	1,025	1,001,111
3.75%, 02/15/25 (Call 11/15/24)(a)	1,793	1,764,064
3.90%, 02/15/24 (Call 11/15/23)(a)	2,120	2,098,057
3.95%, 02/15/27 (Call 11/15/26)	480	470,354
5.05%, 01/10/26	1,390	1,409,541
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	717	716,654
3.50%, 09/01/23 (Call 06/01/23)	1,128	1,120,864
4.15%, 02/01/24 (Call 11/01/23)	1,100	1,090,086
4.25%, 09/01/24 (Call 06/01/24)	1,243	1,227,633
4.30%, 05/01/24 (Call 02/01/24)	846	838,996
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	375	336,954
4.30%, 06/01/25 (Call 03/01/25)	2,065	2,042,289
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)(a)	847	851,365
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	2,175	1,980,066
4.00%, 02/15/25 (Call 11/15/24)	923	902,171
4.13%, 03/01/27 (Call 12/01/26)	1,995	1,934,710
4.25%, 12/01/27 (Call 09/01/27)	25	24,299
4.50%, 07/15/23 (Call 04/15/23)(a)	1,240	1,238,880
4.88%, 12/01/24 (Call 09/01/24)	1,687	1,683,626
4.88%, 06/01/25 (Call 03/01/25)	1,757	1,753,059
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)(a)	1,311	1,265,605
4.00%, 07/13/27 (Call 04/13/27)	235	225,964
5.85%, 01/15/26 (Call 12/15/25)	800	819,658
7.50%, 09/01/23 (Call 06/01/23)	456	459,125
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	797	793,485
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,510	1,472,939
3.85%, 10/15/23 (Call 07/15/23)(a)	993	982,871
4.50%, 12/15/26 (Call 09/15/26)	1,120	1,091,522
4.65%, 10/15/25 (Call 07/15/25)	1,574	1,556,088
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	1,780	1,783,251
5.63%, 03/01/25 (Call 12/01/24)	2,825	2,850,174
5.75%, 05/15/24 (Call 02/15/24)	2,918	2,934,489
5.88%, 06/30/26 (Call 12/31/25)(a)	942	963,359
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	860	817,189
3.50%, 03/15/25 (Call 12/15/24)	472	457,265
4.75%, 03/15/24 (Call 12/15/23)	1,562	1,556,401
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	1,085	1,090,076
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
5.00%, 01/15/28 (Call 01/15/24)	100	97,534
6.50%, 07/15/27 (Call 07/15/23)	155	158,816
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,925	1,800,695
3.75%, 10/16/23 (Call 07/16/23)	960	952,055
4.88%, 01/15/26 (Call 10/15/25)	931	935,212

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)(a)	$1,467	$1,582,910
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	985	953,049
3.90%, 01/15/25 (Call 10/15/24)	1,426	1,398,223
4.00%, 09/15/25 (Call 06/15/25)	1,192	1,165,719
4.30%, 03/04/24 (Call 12/04/23)	1,588	1,573,959
4.50%, 11/15/23 (Call 08/15/23)(a)	1,052	1,052,507
4.55%, 06/24/24 (Call 03/24/24)	2,092	2,079,055
		90,742,617
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	787	776,604
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	1,185	1,180,401
		1,957,005
Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25
(Call 02/28/25)	1,278	1,242,931
American Tower Corp.
0.60%, 01/15/24	797	764,461
1.30%, 09/15/25 (Call 08/15/25)	905	822,174
1.45%, 09/15/26 (Call 08/15/26)	970	858,234
1.50%, 01/31/28 (Call 11/30/27)	1,000	845,953
1.60%, 04/15/26 (Call 03/15/26)	1,365	1,230,870
2.40%, 03/15/25 (Call 02/15/25)	1,044	988,905
2.75%, 01/15/27 (Call 11/15/26)(a)	425	391,463
2.95%, 01/15/25 (Call 12/15/24)	857	824,631
3.00%, 06/15/23(a)	967	963,592
3.38%, 05/15/24 (Call 04/15/24)	1,014	991,277
3.38%, 10/15/26 (Call 07/15/26)	910	861,602
3.55%, 07/15/27 (Call 04/15/27)	500	472,578
3.65%, 03/15/27 (Call 02/15/27)	900	859,056
4.00%, 06/01/25 (Call 03/01/25)	598	584,470
4.40%, 02/15/26 (Call 11/15/25)(a)	973	961,985
5.00%, 02/15/24	1,467	1,466,234
AvalonBay Communities Inc., 3.45%, 06/01/25
(Call 03/03/25)	1,218	1,182,508
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,094	1,006,277
3.13%, 09/01/23 (Call 06/01/23)(a)	699	694,092
3.20%, 01/15/25 (Call 10/15/24)	1,454	1,401,675
3.65%, 02/01/26 (Call 11/03/25)	1,753	1,688,237
3.80%, 02/01/24 (Call 11/01/23)(a)	1,236	1,218,939
6.75%, 12/01/27 (Call 11/01/27)	370	391,625
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	895	869,549
3.85%, 02/01/25 (Call 11/01/24)	255	247,178
4.13%, 06/15/26 (Call 03/15/26)	1,035	993,113
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	3,644	3,213,543
3.15%, 07/15/23 (Call 06/15/23)	798	790,115
3.20%, 09/01/24 (Call 07/01/24)	1,043	1,015,976
3.65%, 09/01/27 (Call 06/01/27)	210	200,429
3.70%, 06/15/26 (Call 03/15/26)	815	786,108
4.00%, 03/01/27 (Call 12/01/26)	25	24,313
4.45%, 02/15/26 (Call 11/15/25)	815	805,103
5.00%, 01/11/28	915	926,128
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	1,000	916,427
2.90%, 03/15/27 (Call 02/15/27)	1,005	935,572

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	$745	$709,168
5.55%, 01/15/28 (Call 12/15/27)(a)	1,050	1,072,728
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	941	849,866
1.25%, 07/15/25 (Call 06/15/25)	543	497,618
1.45%, 05/15/26 (Call 04/15/26)	1,451	1,299,155
1.80%, 07/15/27 (Call 05/15/27)	230	201,427
2.63%, 11/18/24 (Call 10/18/24)	896	859,909
2.90%, 11/18/26 (Call 09/18/26)	1,270	1,182,057
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)(a)	875	821,761
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	791	768,884
Federal Realty Investment Trust, 3.95%, 01/15/24
(Call 10/15/23)	272	268,982
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	951	944,534
5.38%, 11/01/23 (Call 08/01/23)	554	554,393
5.38%, 04/15/26 (Call 01/15/26)	1,558	1,557,692
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)(a)	320	302,361
3.75%, 07/01/27 (Call 04/01/27)(a)	565	536,463
Healthpeak Properties Inc., 3.25%, 07/15/26
(Call 05/15/26)	907	863,959
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25
(Call 03/15/25)(a)	460	447,724
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	380	353,421
3.30%, 02/01/25 (Call 12/01/24)	1,107	1,074,129
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	629	598,158
Mid-America Apartments LP, 3.60%, 06/01/27
(Call 03/01/27)(a)	765	740,753
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	335	322,913
4.75%, 01/15/28 (Call 10/15/27)	500	479,924
5.25%, 01/15/26 (Call 10/15/25)	890	885,749
Prologis LP, 2.13%, 04/15/27 (Call 02/15/27)	200	183,499
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	760	685,662
1.50%, 11/09/26 (Call 10/09/26)	980	885,185
3.09%, 09/15/27 (Call 06/15/27)	55	52,371
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	640	603,374
3.40%, 01/15/28 (Call 11/15/27)(a)	100	95,084
3.65%, 01/15/28 (Call 10/15/27)	100	95,978
3.88%, 04/15/25 (Call 02/15/25)	1,030	1,010,655
3.95%, 08/15/27 (Call 05/15/27)	230	224,353
4.13%, 10/15/26 (Call 07/15/26)	520	511,523
4.63%, 11/01/25 (Call 09/01/25)	1,137	1,132,075
4.88%, 06/01/26 (Call 03/01/26)	350	351,855
5.05%, 01/13/26	465	466,921
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	830	794,996
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	905	874,134
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	4,240	3,781,751
2.00%, 09/13/24 (Call 06/13/24)	1,445	1,384,343
2.75%, 06/01/23 (Call 03/01/23)	1,043	1,037,833
3.25%, 11/30/26 (Call 08/30/26)	185	176,227
3.30%, 01/15/26 (Call 10/15/25)	950	912,788
3.38%, 10/01/24 (Call 07/01/24)	1,055	1,031,500
3.38%, 06/15/27 (Call 03/15/27)	260	247,335
3.50%, 09/01/25 (Call 06/01/25)	1,592	1,545,111

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 02/01/24 (Call 11/01/23)(a)	$585	$582,455
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	1,178	1,141,208
4.13%, 01/15/26 (Call 10/15/25)	958	939,193
VICI Properties LP
4.38%, 05/15/25	330	322,879
4.75%, 02/15/28 (Call 01/15/28)(a)	925	901,005
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	710	652,379
3.63%, 03/15/24 (Call 02/15/24)	1,468	1,444,570
4.00%, 06/01/25 (Call 03/01/25)	2,121	2,071,454
4.25%, 04/01/26 (Call 01/01/26)	1,140	1,115,866
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	440	437,288
		80,323,901
Retail — 2.2%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(a)	558	554,573
3.63%, 04/15/25 (Call 03/15/25)	1,250	1,220,951
3.75%, 06/01/27 (Call 03/01/27)	720	700,402
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,230	1,103,301
2.75%, 05/18/24 (Call 03/18/24)	2,052	2,009,634
3.00%, 05/18/27 (Call 02/18/27)(a)	1,525	1,465,048
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	805	781,481
4.15%, 11/01/25 (Call 08/01/25)	1,134	1,116,809
4.25%, 09/20/24	1,184	1,173,675
4.63%, 11/01/27 (Call 10/01/27)	640	640,703
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	1,795	1,760,840
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	965	908,889
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	965	893,189
2.50%, 04/15/27 (Call 02/15/27)	300	280,796
2.70%, 04/01/23 (Call 03/03/23)(a)	615	612,923
2.70%, 04/15/25 (Call 03/15/25)	920	886,487
2.80%, 09/14/27 (Call 06/14/27)	20	18,831
2.88%, 04/15/27 (Call 03/15/27)(a)	2,805	2,663,424
3.00%, 04/01/26 (Call 01/01/26)	2,112	2,033,971
3.35%, 09/15/25 (Call 06/15/25)	1,368	1,336,017
3.75%, 02/15/24 (Call 11/15/23)	1,596	1,579,900
4.00%, 09/15/25 (Call 08/15/25)	555	552,038
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	2,041	1,922,619
3.10%, 05/03/27 (Call 02/03/27)	775	736,191
3.35%, 04/01/27 (Call 03/01/27)	915	876,644
3.38%, 09/15/25 (Call 06/15/25)	1,391	1,347,195
3.88%, 09/15/23 (Call 06/15/23)(a)	580	578,001
4.00%, 04/15/25 (Call 03/15/25)	1,754	1,728,143
4.40%, 09/08/25	1,470	1,463,142
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,020	944,926
3.25%, 06/10/24	651	639,958
3.30%, 07/01/25 (Call 06/15/25)	1,266	1,232,934
3.35%, 04/01/23 (Call 03/01/23)(a)	338	337,483
3.38%, 05/26/25 (Call 02/26/25)	1,215	1,182,390
3.50%, 03/01/27 (Call 12/01/26)	815	788,357
3.50%, 07/01/27 (Call 05/01/27)	1,295	1,251,961
3.70%, 01/30/26 (Call 10/30/25)	2,213	2,174,303

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	$608	$591,787
3.60%, 09/01/27 (Call 06/01/27)	565	545,056
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	887	789,318
4.60%, 04/15/25 (Call 03/15/25)	1,415	1,408,645
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	555	505,636
2.45%, 06/15/26 (Call 03/15/26)	545	511,639
3.10%, 03/01/23 (Call 02/01/23)(a)	654	653,430
3.80%, 08/15/25 (Call 06/15/25)(a)	1,849	1,815,909
3.85%, 10/01/23 (Call 07/01/23)(a)	737	734,591
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	825	761,314
2.25%, 04/15/25 (Call 03/15/25)	2,462	2,348,844
2.50%, 04/15/26(a)	1,583	1,502,880
3.50%, 07/01/24	2,393	2,354,629
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	1,135	1,054,015
2.50%, 05/15/23 (Call 02/15/23)	146	144,989
Walgreens Boots Alliance Inc., 0.95%, 11/17/23
(Call 03/03/23)	400	387,957
Walmart Inc.
2.55%, 04/11/23 (Call 03/03/23)	743	739,966
2.65%, 12/15/24 (Call 10/15/24)	80	77,397
2.85%, 07/08/24 (Call 06/08/24)(a)	1,034	1,009,639
3.05%, 07/08/26 (Call 05/08/26)(a)	920	891,213
3.30%, 04/22/24 (Call 01/22/24)	2,278	2,243,647
3.40%, 06/26/23 (Call 05/26/23)	550	548,195
3.55%, 06/26/25 (Call 04/26/25)	845	834,499
		63,953,324
Semiconductors — 1.8%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	1,290	1,251,957
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	1,415	1,366,546
3.90%, 10/01/25 (Call 07/01/25)	1,225	1,208,614
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	1,385	1,366,100
3.88%, 01/15/27 (Call 10/15/26)	3,438	3,313,505
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25).	2,578	2,463,979
3.46%, 09/15/26 (Call 07/15/26)	660	630,678
3.63%, 10/15/24 (Call 09/15/24)	1,044	1,023,677
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	1,700	1,609,087
2.88%, 05/11/24 (Call 03/11/24)(a)	1,723	1,683,985
3.15%, 05/11/27 (Call 02/11/27)(a)	1,185	1,135,026
3.40%, 03/25/25 (Call 02/25/25)	2,750	2,685,548
3.70%, 07/29/25 (Call 04/29/25)	1,874	1,832,941
3.75%, 03/25/27 (Call 01/25/27)	1,525	1,493,022
3.75%, 08/05/27 (Call 07/05/27)	575	561,967
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	942	938,228
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	1,313	1,285,198
3.80%, 03/15/25 (Call 12/15/24)	973	957,956
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)	1,196	1,075,504
Microchip Technology Inc.
0.98%, 09/01/24	525	491,288
2.67%, 09/01/23(a)	402	396,395
4.25%, 09/01/25 (Call 09/01/23)	1,815	1,779,226

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.33%, 06/01/23 (Call 05/01/23)	$434	$433,532
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	1,655	1,610,891
4.98%, 02/06/26 (Call 12/06/25)	740	741,669
NVIDIA Corp.
0.31%, 06/15/23 (Call 03/03/23)	155	152,474
0.58%, 06/14/24 (Call 06/14/23)	2,165	2,050,739
3.20%, 09/16/26 (Call 06/16/26)	1,310	1,265,221
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	1,750	1,749,540
5.35%, 03/01/26 (Call 01/01/26)	730	734,349
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	737	698,176
3.15%, 05/01/27 (Call 03/01/27)	105	97,784
3.88%, 06/18/26 (Call 04/18/26)	645	622,377
4.40%, 06/01/27 (Call 05/01/27)	765	751,950
Qorvo Inc., 1.75%, 12/15/24 (Call 02/13/23)(a)(c)	655	612,870
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)(a)	1,542	1,507,281
3.25%, 05/20/27 (Call 02/20/27)(a)	2,605	2,511,976
3.45%, 05/20/25 (Call 02/20/25)	1,667	1,632,442
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 02/16/23)	85	83,699
1.80%, 06/01/26 (Call 05/01/26)	792	707,105
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	1,030	923,076
1.38%, 03/12/25 (Call 02/12/25)	1,307	1,227,350
2.25%, 05/01/23 (Call 02/01/23)(a)	306	304,103
2.90%, 11/03/27 (Call 08/03/27)(a)	20	19,060
4.60%, 02/15/28 (Call 01/15/28)	270	275,526
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	1,305	1,274,499
		52,538,116
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	50	46,495
3.84%, 05/01/25 (Call 04/01/25)	552	535,249
		581,744
Software — 3.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	1,405	1,355,657
Adobe Inc.
1.70%, 02/01/23	292	292,000
1.90%, 02/01/25 (Call 01/01/25)	761	723,744
2.15%, 02/01/27 (Call 12/01/26)	1,225	1,139,316
3.25%, 02/01/25 (Call 11/01/24)(a)	1,449	1,415,773
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	460	438,919
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	975	930,331
Fidelity National Information Services Inc.
0.38%, 03/01/23	350	348,862
0.60%, 03/01/24	1,510	1,440,401
1.15%, 03/01/26 (Call 02/01/26)	1,882	1,677,859
4.50%, 07/15/25	515	509,558
4.70%, 07/15/27 (Call 06/15/27)(a)	780	775,286
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	510	462,621
2.75%, 07/01/24 (Call 06/01/24)	2,975	2,881,815
3.20%, 07/01/26 (Call 05/01/26)	2,845	2,703,787
3.80%, 10/01/23 (Call 09/01/23)	1,275	1,267,129
3.85%, 06/01/25 (Call 03/01/25)	1,500	1,462,574

Security	Par (000)	Value

Software (continued)
Intuit Inc.
0.65%, 07/15/23	$617	$607,392
0.95%, 07/15/25 (Call 06/15/25)	1,021	937,887
1.35%, 07/15/27 (Call 05/15/27)(a)	780	690,809
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	1,549	1,527,079
2.38%, 05/01/23 (Call 02/01/23)	1,164	1,158,064
2.40%, 08/08/26 (Call 05/08/26)	5,277	4,975,662
2.70%, 02/12/25 (Call 11/12/24)(a)	2,925	2,842,180
2.88%, 02/06/24 (Call 12/06/23)	3,268	3,209,204
3.13%, 11/03/25 (Call 08/03/25)	2,370	2,307,867
3.30%, 02/06/27 (Call 11/06/26)	4,735	4,612,558
3.63%, 12/15/23 (Call 09/15/23)(a)	1,726	1,710,071
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,452	3,146,934
2.40%, 09/15/23 (Call 07/15/23)	2,780	2,735,288
2.50%, 04/01/25 (Call 03/01/25)(a)	5,115	4,876,633
2.63%, 02/15/23	1,433	1,432,152
2.65%, 07/15/26 (Call 04/15/26)(a)	4,112	3,846,296
2.80%, 04/01/27 (Call 02/01/27)	2,730	2,525,535
2.95%, 11/15/24 (Call 09/15/24)	2,682	2,594,883
2.95%, 05/15/25 (Call 02/15/25)	1,362	1,308,201
3.25%, 11/15/27 (Call 08/15/27)(a)	3,430	3,228,718
3.40%, 07/08/24 (Call 04/08/24)	2,802	2,745,443
3.63%, 07/15/23(a)	1,211	1,206,741
5.80%, 11/10/25(a)	1,018	1,047,189
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,368	1,245,866
1.40%, 09/15/27 (Call 07/15/27)	20	17,392
2.35%, 09/15/24 (Call 08/15/24)(a)	1,133	1,087,014
3.65%, 09/15/23 (Call 08/15/23)	1,239	1,231,607
3.80%, 12/15/26 (Call 09/15/26)	1,054	1,020,843
salesforce.com Inc.
0.63%, 07/15/24 (Call 03/03/23)	1,820	1,718,280
3.25%, 04/11/23 (Call 03/11/23)(a)	428	426,865
Take-Two Interactive Software Inc.
3.30%, 03/28/24	395	387,009
3.55%, 04/14/25	915	886,506
3.70%, 04/14/27 (Call 03/14/27)	1,750	1,674,877
VMware Inc.
0.60%, 08/15/23	416	407,193
1.00%, 08/15/24 (Call 03/03/23)	965	907,212
1.40%, 08/15/26 (Call 07/15/26)	2,305	2,039,801
3.90%, 08/21/27 (Call 05/21/27)	1,330	1,272,764
4.50%, 05/15/25 (Call 04/15/25)	1,277	1,260,921
4.65%, 05/15/27 (Call 03/15/27)	420	416,501
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	1,360	1,300,794
		92,399,863
Telecommunications — 2.2%
AT&T Inc.
0.90%, 03/25/24 (Call 02/13/23)	1,317	1,260,003
1.70%, 03/25/26 (Call 03/25/23)	4,250	3,899,587
2.30%, 06/01/27 (Call 04/01/27)	3,567	3,262,483
3.80%, 02/15/27 (Call 11/15/26)	1,035	1,007,871
4.25%, 03/01/27 (Call 12/01/26)	1,200	1,193,529
Bell Telephone Co. of Canada or Bell Canada (The),
Series US-3, 0.75%, 03/17/24	330	315,022
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	513	510,329

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	$587	$580,377
2.50%, 09/20/26 (Call 06/20/26)	1,308	1,236,224
2.60%, 02/28/23	325	324,586
2.95%, 02/28/26	1,725	1,661,596
3.50%, 06/15/25(a)	965	946,217
3.63%, 03/04/24	1,592	1,578,753
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	280	260,797
2.95%, 03/15/25 (Call 03/15/23)(c)	1,330	1,278,004
3.00%, 03/15/23 (Call 03/03/23)	562	560,614
3.20%, 03/15/27 (Call 02/15/27)(a)(c)	2,110	1,984,106
3.63%, 12/15/25 (Call 09/15/25)	1,664	1,606,769
4.10%, 10/01/23 (Call 07/01/23)(a)	1,128	1,121,360
Telefonica Emisiones SA, 4.10%, 03/08/27	2,535	2,459,588
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	910	853,911
3.70%, 09/15/27 (Call 06/15/27)(a)	375	362,428
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	565	515,325
2.25%, 02/15/26 (Call 02/15/23)	2,445	2,266,099
2.63%, 04/15/26 (Call 04/15/23)	2,375	2,216,948
3.50%, 04/15/25 (Call 03/15/25)	3,797	3,683,478
3.75%, 04/15/27 (Call 02/15/27)	5,680	5,466,996
5.38%, 04/15/27 (Call 04/15/23)	875	878,237
Verizon Communications Inc.
0.75%, 03/22/24	1,035	988,408
0.85%, 11/20/25 (Call 10/20/25)(a)	801	724,305
1.45%, 03/20/26 (Call 02/20/26)	2,628	2,391,635
2.63%, 08/15/26	2,700	2,531,594
3.00%, 03/22/27 (Call 01/22/27)	4,750	4,486,469
3.38%, 02/15/25(a)	2,524	2,457,390
3.50%, 11/01/24 (Call 08/01/24)	1,330	1,302,370
4.13%, 03/16/27	2,415	2,385,778
Vodafone Group PLC
2.95%, 02/19/23(a)	255	254,419
3.75%, 01/16/24(a)	607	599,534
4.13%, 05/30/25	2,189	2,154,494
		63,567,633
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	889	859,566
3.50%, 09/15/27 (Call 06/15/27)(a)	65	60,793
3.55%, 11/19/26 (Call 09/19/26)	1,275	1,213,079
		2,133,438
Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 02/13/23)(a)	412	411,338
3.00%, 04/01/25 (Call 01/01/25)	949	917,404
3.25%, 06/15/27 (Call 03/15/27)(a)	455	439,206
3.40%, 09/01/24 (Call 06/01/24)	1,093	1,073,112
3.75%, 04/01/24 (Call 01/01/24)	755	746,978
3.85%, 09/01/23 (Call 06/01/23)(a)	1,424	1,415,784
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)(a)	1,262	1,202,405
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 03/03/23)	1,115	1,047,480
1.75%, 12/02/26 (Call 11/02/26)	1,125	1,017,016
2.90%, 02/01/25 (Call 11/01/24)(a)	1,074	1,032,571

Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	$95	$88,711
3.25%, 06/01/27 (Call 03/01/27)	955	914,318
3.35%, 11/01/25 (Call 08/01/25)	860	831,354
3.40%, 08/01/24 (Call 05/01/24)	988	967,392
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	1,357	1,308,115
Norfolk Southern Corp.
2.90%, 02/15/23	1,312	1,311,227
2.90%, 06/15/26 (Call 03/15/26)	200	189,811
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	880	844,578
3.65%, 03/18/24 (Call 02/18/24)	903	887,163
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	780	718,862
2.75%, 03/01/26 (Call 12/01/25)	1,450	1,383,108
3.00%, 04/15/27 (Call 01/15/27)(a)	195	186,043
3.15%, 03/01/24 (Call 02/01/24)	952	935,510
3.25%, 08/15/25 (Call 05/15/25)(a)	825	801,825
3.50%, 06/08/23 (Call 05/08/23)(a)	931	927,063
3.75%, 07/15/25 (Call 05/15/25)(a)	831	816,830
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	1,244	1,170,478
2.50%, 04/01/23 (Call 03/01/23)	245	244,299
2.80%, 11/15/24 (Call 09/15/24)	831	807,412
3.05%, 11/15/27 (Call 08/15/27)	110	105,282
3.90%, 04/01/25 (Call 03/01/25)	1,601	1,585,078
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,910	1,710,631
3.95%, 09/09/27 (Call 08/09/27)	775	775,363
		28,813,747
Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25
(Call 12/01/24)	1,020	994,453

Total Long-Term Investments — 98.9%
(Cost: $2,994,082,736)		2,879,817,819

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	158,330	158,425,059
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	21,510	21,510,000

Total Short-Term Securities — 6.2%
(Cost: $179,794,985)		179,935,059

Total Investments — 105.1%
(Cost: $3,173,877,721)		3,059,752,878

Liabilities in Excess of Other Assets — (5.1)%		(148,235,365)

Net Assets — 100.0%		$2,911,517,513

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
January 31, 2023

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$222,000,166	$—		$(63,732,616	)(a)	$17,756	$139,753	$158,425,059	158,330	$153,083	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,158,000	6,352,000	(a)	—		—	—	21,510,000	21,510	147,068		12
						$17,756	$139,753	$179,935,059		$300,151		$12

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,879,817,819	$—	$2,879,817,819
Short-Term Securities
Money Market Funds	179,935,059	—	—	179,935,059
	$179,935,059	$2,879,817,819	$—	$3,059,752,878

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate